[LOGO]      ACCESSOR FUNDS, INC.


                                   SEMI-ANNUAL
                                     REPORT

                         UNAUDITED          JUNE 30, 2000


                                   GROWTH FUND

                                   VALUE FUND

                              SMALL TO MID CAP FUND

                            INTERNATIONAL EQUITY FUND

                              HIGH YIELD BOND FUND

                         INTERMEDIATE FIXED-INCOME FUND

                      SHORT-INTERMEDIATE FIXED-INCOME FUND

                            MORTGAGE SECURITIES FUND

                           U.S. GOVERNMENT MONEY FUND



                                    ACCESSOR
                                    ------

                           A LETTER FROM THE PRESIDENT




August 14, 2000


Dear Shareholder,

Accessor Funds is pleased to present its 2000 Semi-Annual Report. This report covers information on the nine Funds in the Accessor family.

     We have continued our focus on the "...value of time-honored traditions combined with leading-edge investment technology." We remain committed to providing you, our shareholders, with superior investment products to meet your varying financial goals. These efforts have proven effective as our Funds have continued to earn favorable rankings from public rating services such as Morningstar.

     We are also working towards enhancing the means with which you can access information on the Accessor Funds. We invite you to visit our website at WWW.ACCESSOR.COM frequently. We update the information on the site regularly and are always working to add new features and information.

     We look forward to having the opportunity to work with you in the future and we hope to continue to earn your support and trust. Thank you for your confidence and investment in the Accessor Funds.

Sincerely,

/s/ J. Anthony Whatley III

J. Anthony Whatley III
President and Chief Executive Officer
Accessor Capital Management LP


                                   accessor 1

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (100.4%)

AEROSPACE AND DEFENSE (0.3%)
  UNITED TECHNOLOGIES                                                                20,800    $  1,224,600
                                                                                               ------------
                                                                                                  1,224,600
AUTOMOBILES (0.3%)
  HARLEY-DAVIDSON                                                                    27,200       1,047,200
                                                                                               ------------
                                                                                                  1,047,200
BEVERAGES (3.6%)
  ANHEUSER-BUSCH                                                                     67,300       5,026,469
  COCA-COLA ENTERPRISES                                                              74,400       4,273,350
  PEPSICO                                                                           115,250       5,121,422
                                                                                               ------------
                                                                                                 14,421,241
BIOTECHNOLOGY (1.2%)
  AMGEN*                                                                             68,200       4,791,050
                                                                                               ------------
                                                                                                  4,791,050
COMMERCIAL SERVICES & SUPPLIES (1.1%)
  AUTOMATIC DATA PROCESSING                                                          40,700       2,179,994
  AVERY DENNISON                                                                      9,600         644,400
  PAYCHEX                                                                            41,700       1,751,400
                                                                                               ------------
                                                                                                  4,575,794
COMMUNICATIONS EQUIPMENT (15.1%)
  ADC TELECOMMUNICATIONS*                                                            43,300       3,631,788
  CISCO SYSTEMS*                                                                    426,900      27,134,831
  COMVERSE TECHNOLOGY*                                                               19,500       1,813,500
  CORNING                                                                            27,700       7,475,538
  LUCENT TECHNOLOGIES                                                                82,500       4,888,125
  NORTEL NETWORKS                                                                   182,600      12,462,450
  QUALCOMM*                                                                          32,800       1,968,000
  SCIENTIFIC-ATLANTA                                                                 16,400       1,221,800
                                                                                               ------------
                                                                                                 60,596,032
COMPUTERS & PERIPHERALS (9.2%)
  APPLE COMPUTER*                                                                    12,200         638,975
  DELL COMPUTER*                                                                    151,600       7,475,775
  EMC*                                                                              132,800      10,217,300
  HEWLETT PACKARD                                                                     7,000         874,125
  INTERNATIONAL BUSINESS MACHINES                                                    52,369       5,737,679
  NCR*                                                                               14,900         580,169
  NETWORK APPLIANCE*                                                                 26,200       2,109,100
  SUN MICROSYSTEMS*                                                                 103,600       9,421,125
                                                                                               ------------
                                                                                                 37,054,248
DIVERSIFIED FINANCIALS (0.9%)
  CHARLES SCHWAB                                                                     65,700       2,209,162
  PROVIDIAN FINANCIAL                                                                17,100       1,539,000
                                                                                               ------------
                                                                                                  3,748,162
DIVERSIFIED TELECOMMUNICATION SERVICES (1.5%)
  SBC COMMUNICATIONS                                                                 39,200       1,695,400
  US WEST                                                                            37,600       3,224,200
  WORLDCOM*                                                                          28,237       1,295,372
                                                                                               ------------
                                                                                                  6,214,972
ELECTRONIC EQUIPMENT AND INSTRUMENTS (0.6%)
  AGILENT TECHNOLOGIES*                                                               6,064         447,220
  MILLIPORE                                                                           6,700         505,012

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 2

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT AND INSTRUMENTS - CONTINUED
  SOLECTRON*                                                                         35,700    $  1,494,938
                                                                                               ------------
                                                                                                  2,447,170
FOOD & DRUG RETAILING (0.5%)
  SYSCO                                                                              47,900       2,017,787
                                                                                               ------------
                                                                                                  2,017,787
FOOD PRODUCTS (1.3%)
  BESTFOODS                                                                          19,300       1,336,525
  CONAGRA                                                                            55,000       1,048,438
  QUAKER OATS                                                                        35,800       2,689,475
                                                                                               ------------
                                                                                                  5,074,438
HEALTH CARE EQUIPMENT & SUPPLIES (2.2%)
  ALLERGAN                                                                           39,400       2,935,300
  BAXTER INTERNATIONAL                                                               25,100       1,764,844
  BIOMET                                                                             32,800       1,260,750
  BOSTON SCIENTIFIC*                                                                 42,800         938,925
  PE CORP-PE BIOSYSTEMS GROUP                                                        32,800       2,160,700
                                                                                               ------------
                                                                                                  9,060,519
HEALTH CARE PROVIDERS & SERVICES (0.6%)
  CARDINAL HEALTH                                                                    33,800       2,501,200
                                                                                               ------------
                                                                                                  2,501,200
HOUSEHOLD PRODUCTS (1.3%)
  COLGATE-PALMOLIVE                                                                  49,400       2,957,825
  KIMBERLY-CLARK                                                                     39,500       2,266,312
                                                                                               ------------
                                                                                                  5,224,137
INDUSTRIAL CONGLOMERATES (7.3%)
  GENERAL ELECTRIC                                                                  499,900      26,494,700
  TYCO INTERNATIONAL                                                                 56,300       2,667,213
                                                                                               ------------
                                                                                                 29,161,913
INTERNET SOFTWARE & SERVICES (2.7%)
  AMERICA ONLINE*                                                                   127,400       6,720,350
  YAHOO!*                                                                            32,500       4,025,938
                                                                                               ------------
                                                                                                 10,746,288
MEDIA (3.6%)
  DOW JONES & COMPANY                                                                 9,000         659,250
  OMNICOM GROUP                                                                      21,300       1,897,031
  TIME WARNER                                                                        76,300       5,798,800
  VIACOM-CLASS B*                                                                    88,700       6,048,231
                                                                                               ------------
                                                                                                 14,403,312
MULTILINE RETAIL (4.2%)
  KOHLS*                                                                             43,400       2,414,125
  WAL-MART STORES                                                                   251,100      14,469,638
                                                                                               ------------
                                                                                                 16,883,763
PERSONAL PRODUCTS (0.3%)
  AVON PRODUCTS                                                                      33,800       1,504,100
                                                                                               ------------
                                                                                                  1,504,100
PHARMACEUTICALS (14.5%)
  BRISTOL-MYERS SQUIBB                                                               38,700       2,254,275
  ELI LILLY                                                                          78,400       7,830,200
  JOHNSON & JOHNSON                                                                  92,000       9,372,500
  MERCK                                                                             150,100      11,501,412
  PFIZER                                                                            432,850      20,776,800

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 3

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - CONTINUED
  SCHERING-PLOUGH                                                                   123,700    $  6,246,850
                                                                                               ------------
                                                                                                 57,982,037
SEMICONDUCTOR EQUIPMENT & PRODUCTS (12.7%)
  ADVANCED MICRO DEVICES*                                                            18,100       1,398,225
  ALTERA*                                                                            22,400       2,283,400
  ANALOG DEVICES*                                                                    30,600       2,325,600
  APPLIED MATERIALS*                                                                 65,800       5,963,125
  INTEL                                                                             188,300      25,173,356
  MICRON TECHNOLOGY                                                                  42,300       3,725,044
  NATIONAL SEMICONDUCTOR*                                                             7,000         397,250
  TERADYNE*                                                                          12,700         933,450
  TEXAS INSTRUMENTS                                                                  92,900       6,381,069
  XILINX*                                                                            28,300       2,336,519
                                                                                               ------------
                                                                                                 50,917,038
SOFTWARE (11.3%)
  ADOBE SYSTEMS                                                                      13,500       1,755,000
  COMPUTER ASSOCIATES INTERNATIONAL                                                  36,200       1,852,987
  MICROSOFT*                                                                        268,000      21,440,000
  ORACLE*                                                                           189,800      15,955,062
  SIEBEL SYSTEMS*                                                                    10,900       1,782,831
  SAPIENT*                                                                            3,700         395,669
  VERITAS SOFTWARE*                                                                  21,800       2,463,741
                                                                                               ------------
                                                                                                 45,645,290
SPECIALTY RETAIL (2.7%)
  BEST BUY*                                                                          29,000       1,834,250
  HOME DEPOT                                                                        152,600       7,620,462
  LIMITED                                                                            64,200       1,388,325
                                                                                               ------------
                                                                                                 10,843,037
WIRELESS TELECOMMUNICATION SERVICES (1.4%)
  NEXTEL COMMUNICATIONS - CLASS A*                                                   75,600       4,625,775
  SPRINT*                                                                            13,900         827,050
                                                                                               ------------
                                                                                                  5,452,825


TOTAL COMMON STOCK (IDENTIFIED COST $286,549,744)                                               403,538,153
                                                                                               ------------


INVESTMENT COMPANIES (0.7%)
  STANDARD & POORS DEPOSITARY RECEIPTS                                               18,000       2,615,062
                                                                                               ------------
TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,306,790)                                           2,615,062
                                                                                               ------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 4

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
                                                        INTEREST   MATURITY     PRINCIPAL
                                                          RATE       DATE         AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.4%)

  FIFTH THIRD REPURCHASE AGREEMENT                        6.62%   07/03/2000   $  1,634,552    $  1,634,552
  DATED 6/30/00 (Collateralized by 1,737,843 FHLMC
  Pool #786784, 6.486%, 8-01-29, market value $1,667,243)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,634,552)                                         1,634,552
                                                                                               ------------

TOTAL INVESTMENTS (101.5%) (IDENTIFIED COST $290,491,086)                                       407,787,767

OTHER ASSETS LESS LIABILITIES (-1.5%)                                                            (5,882,928)
                                                                                               ------------
NET ASSETS (100.0%)                                                                            $401,904,839
                                                                                               ============

*Non-income producing security.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 5

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (98.5%)

AEROSPACE & DEFENSE (1.5%)
  BOEING                                                                             45,900    $  1,919,194
  HONEYWELL INTERNATIONAL                                                            20,900         704,069
                                                                                               ------------
                                                                                                  2,623,263
AIRLINES (0.9%)
  DELTA AIR LINES                                                                    31,900       1,612,944
                                                                                               ------------
                                                                                                  1,612,944
AUTO COMPONENTS (0.0%)
  VISTEON*                                                                            5,054          61,280
                                                                                               ------------
                                                                                                     61,280
AUTOMOBILES (2.5%)
  FORD MOTOR COMPANY                                                                 38,600       1,659,800
  GENERAL MOTORS                                                                     44,900       2,607,006
                                                                                               ------------
                                                                                                  4,266,806
BANKS (7.6%)
  BANK OF AMERICA                                                                    91,500       3,934,500
  CHASE MANHATTAN                                                                    58,800       2,708,475
  COMERICA                                                                           43,600       1,956,550
  FLEET BOSTON FINANCIAL                                                             83,900       2,852,600
  HUNTINGTON BANCSHARES                                                              38,300         605,619
  US BANCORP                                                                         39,100         752,675
  WELLS FARGO                                                                        10,600         410,750
                                                                                               ------------
                                                                                                 13,221,169
CHEMICALS (2.0%)
  FMC*                                                                               30,200       1,751,600
  PPG INDUSTRIES                                                                     24,900       1,103,381
  W.R. GRACE & COMPANY*                                                              56,700         687,487
                                                                                               ------------
                                                                                                  3,542,468
COMMERICAL SERVICES & SUPPLIES (1.4%)
  H&R BLOCK                                                                          24,700         799,663
  SABRE HOLDINGS*                                                                    54,900       1,564,650
                                                                                               ------------
                                                                                                  2,364,313
COMMUNICATIONS EQUIPMENT (1.4%)
  3COM*                                                                              10,800         622,350
  MOTOROLA                                                                           62,700       1,822,219
                                                                                               ------------
                                                                                                  2,444,569
COMPUTERS & PERIPHERALS (3.1%)
  COMPAQ COMPUTER                                                                    40,300       1,030,169
  GATEWAY*                                                                            8,000         454,000
  HEWLETT PACKARD                                                                    27,600       3,446,550
  NCR*                                                                                9,900         385,481
                                                                                               ------------
                                                                                                  5,316,200
DIVERSIFIED FINANCIALS (11.7%)
  AMERICAN EXPRESS                                                                    9,100         474,337
  ASSOCIATES FIRST CAPITAL CLASS A                                                   57,200       1,276,275
  BEAR STEARNS                                                                       40,100       1,669,163
  CITIGROUP                                                                         133,800       8,061,450
  FANNIE MAE                                                                         24,600       1,283,812
  FREDDIE MAC                                                                         4,200         170,100
  HOUSEHOLD INTERNATIONAL                                                            29,400       1,221,938
  J.P. MORGAN & COMPANY                                                              18,800       2,070,350

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 6

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - CONTINUED
  LEHMAN BROTHERS HOLDINGS                                                           14,400    $  1,361,700
  MERRILL LYNCH                                                                       7,100         816,500
  MORGAN STANLEY DEAN WITTER                                                         22,700       1,889,775
                                                                                               ------------
                                                                                                 20,295,400
DIVERSIFIED TELECOMMUNICATION SERVICES (12.4%)
  AT&T                                                                              121,500       3,842,438
  BELL ATLANTIC (VERIZON COMMUNICATIONS AS OF 7/3/2000)                              70,100       3,561,956
  BELLSOUTH                                                                          98,700       4,207,087
  CENTURYTEL                                                                         16,000         460,000
  SBC COMMUNICATIONS                                                                 66,200       2,863,150
  SPRINT-FON GROUP                                                                    9,700         494,700
  WORLDCOM*                                                                         131,750       6,044,031
                                                                                               ------------
                                                                                                 21,473,362
ELECTRIC UTILITIES (4.0%)
  ENTERGY                                                                            47,800       1,299,563
  PG&E                                                                               50,100       1,233,713
  PINNACLE WEST CAPITAL                                                              39,800       1,348,225
  PPL                                                                                57,100       1,252,631
  PUBLIC SERVICE ENTERPRISE GROUP                                                    34,800       1,204,950
  TXU                                                                                15,600         460,200
                                                                                               ------------
                                                                                                  6,799,282
FOOD & DRUG RETAILING (1.4%)
  ALBERTSON'S                                                                        18,600         618,450
  KROGER*                                                                            17,700         390,506
  SUPERVALU                                                                          74,500       1,420,156
                                                                                               ------------
                                                                                                  2,429,112
GAS UTILITIES (1.6%)
  ONEOK                                                                               6,300         163,406
  PEOPLES ENERGY                                                                     25,000         809,375
  SEMPRA ENERGY                                                                     107,300       1,824,100
                                                                                               ------------
                                                                                                  2,796,881
HEALTH CARE EQUIPMENT & SUPPLIES (0.5%)
  BECTON, DICKINSON & COMPANY                                                        18,300         524,981
  MALLINCKRODT                                                                        7,700         334,469
                                                                                               ------------
                                                                                                    859,450
HEALTH CARE PROVIDERS & SERVICES (1.4%)
  CARDINAL HEALTH                                                                    31,700       2,345,800
                                                                                               ------------
                                                                                                  2,345,800
HOTELS, RESTAURANTS & LEISURE (0.4%)
  CARNIVAL                                                                           38,500         750,750
                                                                                               ------------
                                                                                                    750,750
HOUSEHOLD DURABLES (1.8%)
  NEWELL RUBBERMAID                                                                  29,800         767,350
  PULTE                                                                              31,300         676,863
  WHIRLPOOL                                                                          36,100       1,683,162
                                                                                               ------------
                                                                                                  3,127,375
HOUSEHOLD PRODUCTS (0.7%)
  PROCTOR & GAMBLE                                                                   20,200       1,156,450
                                                                                               ------------
                                                                                                  1,156,450
INDUSTRIAL CONGLOMERATES (1.2%)
  ITT INDUSTRIES                                                                     35,700       1,084,388

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 7

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES - CONTINUED
  TYCO INTERNATIONAL                                                                 21,700    $  1,028,037
                                                                                               ------------
                                                                                                  2,112,425
INSURANCE (6.3%)
  ALLSTATE                                                                            7,200         160,200
  AMERICAN INTERNATIONAL GROUP                                                       32,975       3,874,562
  LINCOLN NATIONAL                                                                   24,300         877,838
  LOEWS                                                                              38,600       2,316,000
  MBIA                                                                               11,800         568,612
  MGIC INVESTMENT                                                                    40,200       1,829,100
  TORCHMARK                                                                          51,700       1,276,344
                                                                                               ------------
                                                                                                 10,902,656
IT CONSULTING & SERVICES (1.3%)
  ELECTRONIC DATA SYSTEMS                                                            33,400       1,377,750
  UNISYS*                                                                            57,000         830,062
                                                                                               ------------
                                                                                                  2,207,812
LEISURE EQUIPMENT & PRODUCTS (1.0%)
  BRUNSWICK                                                                         100,300       1,661,219
                                                                                               ------------
                                                                                                  1,661,219
MACHINERY (1.7%)
  BRIGGS & STRATTON                                                                  26,500         907,625
  DOVER                                                                              18,100         734,181
  EATON                                                                              14,300         958,100
  INGERSOLL-RAND                                                                      8,600         346,150
                                                                                               ------------
                                                                                                  2,946,056
MEDIA (3.8%)
  GANNETT                                                                            37,500       2,242,969
  THE WALT DISNEY COMPANY                                                           108,700       4,218,919
                                                                                               ------------
                                                                                                  6,461,888
METALS & MINING (1.3%)
  ALCOA                                                                              35,200       1,020,800
  USX-U.S. STEEL GROUP                                                               64,900       1,204,706
                                                                                               ------------
                                                                                                  2,225,506
MULTILINE RETAIL (2.1%)
  FEDERATED DEPARTMENT STORES*                                                       44,500       1,501,875
  SEARS, ROEBUCK & COMPANY                                                           65,100       2,123,888
                                                                                               ------------
                                                                                                  3,625,763
OFFICE ELECTRONICS (0.4%)
  XEROX                                                                              30,500         632,875
                                                                                               ------------
                                                                                                    632,875
OIL & GAS (13.6%)
  APACHE                                                                             26,100       1,535,006
  CHEVRON                                                                            28,900       2,451,081
  EXXON MOBIL                                                                        97,388       7,644,958
  OCCIDENTAL PETROLEUM                                                               96,900       2,040,956
  PHILLIPS PETROLEUM                                                                 48,000       2,433,000
  ROWAN COMPANIES*                                                                   48,600       1,476,225
  ROYAL DUTCH PETROLEUM                                                              38,700       2,382,469
  TEXACO                                                                              5,300         282,225
  TOSCO                                                                              48,300       1,367,494
  USX-MARATHON GROUP                                                                 78,700       1,972,419
                                                                                               ------------
                                                                                                 23,585,833

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 8

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (2.5%)
  GEORGIA PACIFIC                                                                    34,500    $    905,625
  WESTVACO                                                                           66,200       1,642,588
  WEYERHAEUSER                                                                       15,300         657,900
  WILLAMETTE INDUSTRIES                                                              39,600       1,079,100
                                                                                               ------------
                                                                                                  4,285,213
PHARMACEUTICALS (1.7%)
  PHARMACIA                                                                          56,000       2,894,500
                                                                                               ------------
                                                                                                  2,894,500
ROAD & RAIL (0.9%)
  BURLINGTON NORTHERN SANTA FE                                                       71,900       1,649,206
                                                                                               ------------
                                                                                                  1,649,206
SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.9%)
  ADVANCED MICRO DEVICES*                                                             5,400         417,150
  KLA-TENCOR*                                                                        11,700         685,181
  NATIONAL SEMICONDUCTORS*                                                            8,000         454,000
                                                                                               ------------
                                                                                                  1,556,331
SOFTWARE (0.7%)
  BMC SOFTWARE*                                                                      18,800         685,906
  COMPUWARE*                                                                         45,400         471,025
                                                                                               ------------
                                                                                                  1,156,931
SPECIALTY RETAIL (1.3%)
  AUTOZONE*                                                                          17,600         387,200
  LOWE'S                                                                             22,600         928,012
  OFFICE DEPOT*                                                                      48,000         300,000
  SHERWIN-WILLIAMS                                                                   28,300         599,606
                                                                                               ------------
                                                                                                  2,214,818
TOBACCO (1.5%)
  PHILIP MORRIS COMPANIES                                                            98,700       2,621,719
                                                                                               ------------
                                                                                                  2,621,719

  TOTAL COMMON STOCK (IDENTIFIED COST $177,976,665)                                             170,227,625
                                                                                               ------------

                                                        INTEREST   MATURITY     PRINCIPAL
                                                          RATE       DATE         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (1.5%)

  U.S. TREASURY BILLS(1),(2)                              5.63%   09/21/2000   $    610,000         602,374
  FIFTH THIRD REPURCHASE AGREEMENT                        6.62%   07/03/2000      1,992,318       1,992,318
  DATED 6/30/00 (Collateralized by 2,140,106 FNMA                                              ------------
  #441197, 6.50%, 01-01-19, market value $2,032,164)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,594,692)                                         2,594,692
                                                                                               ------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 9

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $180,571,357)                                      $172,822,317

OTHER ASSETS LESS LIABILITIES (0.0%)                                                                (28,094)
                                                                                               ------------

NET ASSETS (100.0%)                                                                            $172,794,223
                                                                                               ============



OUTSTANDING FUTURES CONTRACTS

                                                               UNITS PER        CURRENT         UNREALIZED
TYPE                      EXPIRATION          CONTRACTS        CONTRACT          VALUE         APPRECIATION
-----------------------------------------------------------------------------------------------------------
S&P 500 FUTURES           09/15/00                6               250          $  2,202,150    $     11,050


 *  Non-income producing security.
(1) Yield at time of purchase.
(2) Security has been segregated as collateral to cover margin requirements for the open futures contracts at June 30, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 10

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (99.0%)

AEROSPACE & DEFENSE (0.1%)
  ALLIANT TECHSYSTEMS*                                                                9,200    $    620,425
                                                                                               ------------
                                                                                                    620,425
AIR FREIGHT & COURIERS (0.2%)
  CNF TRANSPORTATION                                                                 44,600       1,014,650
                                                                                               ------------
                                                                                                  1,014,650
AIRLINES (0.6%)
  AMERICA WEST HOLDINGS - CLASS B*                                                   38,300         655,888
  UAL*                                                                               34,800       2,024,925
                                                                                               ------------
                                                                                                  2,680,813
AUTO COMPONENTS (0.4%)
  BORG WARNER                                                                        16,000         562,000
  CARLISLE COMPANIES                                                                 21,600         972,000
  MIDAS                                                                              18,400         368,000
                                                                                               ------------
                                                                                                  1,902,000
BANKS (3.8%)
  ASTORIA FINANCIAL                                                                  42,800       1,102,100
  BANK UNITED - CLASS A                                                              34,900       1,228,044
  CHARTER ONE FINANCIAL                                                              41,580         956,340
  CITY NATIONAL                                                                     118,600       4,210,300
  M & T BANK                                                                          6,600       2,970,000
  MERCANTILE BANKSHARES                                                              26,400         787,050
  NORTH FORK BANCORPORATION                                                          75,552       1,142,724
  POPULAR                                                                            31,600         602,375
  SILICON VALLEY BANCSHARES*                                                         74,000       3,154,250
  UNIONBANCAL                                                                       105,600       1,960,200
                                                                                               ------------
                                                                                                 18,113,383
BEVERAGES (0.1%)
  CANANDAIGUA BRANDS - CLASS A*                                                       4,900         247,144
                                                                                               ------------
                                                                                                    247,144
BIOTECHNOLOGY (1.9%)
  DIVERSA*                                                                           11,800         390,875
  GENENTECH*                                                                         10,500       1,806,000
  IMMUNEX*                                                                          108,100       5,344,194
  MAXYGEN*                                                                            7,600         431,419
  MEDIMMUNE*                                                                         12,200         902,800
  SEQUENOM*                                                                           9,100         412,912
                                                                                               ------------
                                                                                                  9,288,200
BUILDING PRODUCTS (0.7%)
  AMERICAN STANDARD*                                                                 50,200       2,058,200
  YORK INTERNATIONAL                                                                 43,000       1,123,375
                                                                                               ------------
                                                                                                  3,181,575
CHEMICALS (1.3%)
  CYTEC INDUSTRIES*                                                                  30,600         755,438
  GEORGIA GULF                                                                       87,100       1,812,769
  H. B. FULLER                                                                       24,200       1,102,612
  LUBRIZOL                                                                           91,300       1,917,300
  SYMYX TECHNOLOGIES*                                                                18,600         792,534
                                                                                               ------------
                                                                                                  6,380,653

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 11

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES (1.9%)
  ADMINISTAFF*                                                                       30,800    $  1,955,800
  INTERIM SERVICES* (SPHERION AS OF 7/7/2000)                                        66,100       1,173,275
  ORGANIC*                                                                           26,000         253,500
  TMP WORLDWIDE*                                                                     79,600       5,875,475
                                                                                               ------------
                                                                                                  9,258,050
COMMUNICATIONS EQUIPMENT (9.5%)
  ANIXTER INTERNATIONAL*                                                             38,300       1,014,950
  BROCADE COMMUNICATIONS SYSTEM*                                                     29,300       5,376,092
  CHOICE ONE COMMUNICATIONS*                                                         31,400       1,281,513
  EFFICIENT NETWORKS*                                                                13,700       1,007,806
  EXTREME NETWORKS*                                                                  35,700       3,766,350
  FINISAR*                                                                           35,700         934,894
  FOUNDRY NETWORKS*                                                                  17,300       1,911,650
  INTERSIL HOLDING*                                                                  22,100       1,194,781
  JDS UNIPHASE*                                                                      97,100      11,639,863
  JUNIPER NETWORKS*                                                                  37,600       5,473,150
  METROMEDIA FIBER NETWORK - CLASS A*                                                50,800       2,016,125
  NETRO*                                                                             16,800         963,900
  PARADYNE NETWORKS*                                                                 29,700         967,106
  PC-TEL*                                                                            19,200         729,600
  SDL*                                                                                9,300       2,652,244
  SILICON IMAGE*                                                                     12,700         633,413
  TELAXIS COMMUNICATIONS*                                                            16,200         506,250
  UNIVERSAL ACCESS*                                                                  21,700         531,650
  VIRATA*                                                                            48,500       2,891,812
  WESTELL TECHNOLOGIES - CLASS A*                                                     5,900          88,500
                                                                                               ------------
                                                                                                 45,581,649
COMPUTERS & PERIPHERALS (1.3%)
  CROSSROADS SYSTEMS*                                                                 9,600         242,400
  NETSILICON*                                                                        35,700       1,169,175
  PALM*                                                                              11,300         377,137
  REDBACK NETWORKS*                                                                  16,000       2,848,000
  SAGE*                                                                              31,900         412,706
  SMARTDISK*                                                                         26,900         739,750
  T/R SYSTEMS*                                                                       59,200         377,400
                                                                                               ------------
                                                                                                  6,166,568
CONSTRUCTION & ENGINEERING (1.8%)
  DYCOM INDUSTRIES*                                                                  78,300       3,601,800
  NVR*                                                                               19,900       1,134,300
  QUANTA SERVICES*                                                                   65,550       3,605,250
                                                                                               ------------
                                                                                                  8,341,350
CONSTRUCTION MATERIALS (0.2%)
  TEXAS INDUSTRIES                                                                   28,400         820,050
                                                                                               ------------
                                                                                                    820,050
DIVERSIFIED FINANCIALS (4.3%)
  A.G. EDWARDS                                                                       32,000       1,248,000
  ALLIANCE CAPITAL MGMT HOLDINGS                                                     25,400       1,204,913
  AXA FINANCIAL                                                                      19,100         649,400
  BERKSHIRE HATHAWAY - CLASS A*                                                         182       9,791,600
  GOLDMAN SACHS GROUP                                                                29,100       2,760,862
  JOHN HANCOCK FINANCIAL SERVICES*                                                  164,700       3,901,331

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 12

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS - CONTINUED
  SEI INVESTMENTS                                                                    21,600    $    859,950
                                                                                               ------------
                                                                                                 20,416,056
DIVERSIFIED TELECOMMUNICATION SERVICES (5.3%)
  BROADWING                                                                          81,100       2,103,531
  CARRIER ACCESS*                                                                    30,500       1,612,688
  COPPER MOUNTAIN NETWORKS*                                                          16,700       1,471,687
  CYPRESS COMMUNICATIONS*                                                            51,600         374,100
  INET TECHNOLOGIES*                                                                 17,700         960,225
  ITXC*                                                                              13,700         485,066
  LEVEL 3 COMMUNICATIONS*                                                            43,100       3,792,800
  MCK COMMUNICATIONS*                                                                18,400         425,500
  NET2000 COMMUNICATIONS*                                                            31,400         514,175
  NEXT LEVEL COMMUNICATIONS*                                                         17,900       1,534,925
  NORTHPOINT COMMUNICATIONS*                                                         35,200         393,800
  NTL*                                                                               55,950       3,350,006
  PAC-WEST TELECOMM*                                                                 37,700         754,000
  QWEST COMMUNICATIONS INTERNATIONAL*                                                91,300       4,536,469
  TURNSTONE SYSTEMS*                                                                  7,400       1,225,972
  WILLIAMS COMMUNICATIONS GROUP*                                                     44,600       1,480,162
  Z-TEL TECHNOLOGIES*                                                                27,900         334,800
                                                                                               ------------
                                                                                                 25,349,906
ELECTRICAL EQUIPMENT (4.5%)
  AMPHENOL CLASS A*                                                                   1,700         112,519
  AUDIOVOX - CLASS A*                                                                59,400       1,310,512
  AVANEX*                                                                             3,400         324,700
  AVX                                                                                66,800       1,532,225
  C&D TECHNOLOGIES                                                                   25,400       1,435,100
  CIENA*                                                                             17,900       2,983,706
  EXAR*                                                                              13,800       1,203,188
  GLOBESPAN*                                                                         18,900       2,307,277
  VISHAY INTERTECHNOLOGY*                                                           277,050      10,510,584
                                                                                               ------------
                                                                                                 21,719,811
ELECTRONIC EQUIPMENT & INSTRUMENTS (2.2%)
  BELDEN                                                                             24,400         625,250
  INTEGRATED CIRCUIT SYSTEMS*                                                        64,000       1,096,000
  INTEGRATED SILICON SOLUTIONS*                                                      38,400       1,459,200
  JNI*                                                                               14,700         464,887
  KEMET*                                                                            110,000       2,756,875
  MKS INSTRUMENTS*                                                                   23,600         923,350
  QUICKLOGIC*                                                                        70,400       1,566,400
  SILICON LABORATORIES*                                                              15,500         823,438
  SPX*                                                                                6,900         834,469
                                                                                               ------------
                                                                                                 10,549,869
ENERGY EQUIPMENT & SERVICES (0.4%)
  ATWOOD OCEANICS*                                                                   37,200       1,655,400
                                                                                               ------------
                                                                                                  1,655,400
FOOD PRODUCTS (1.3%)
  HORMEL FOODS                                                                      120,600       2,027,587
  KEEBLER FOODS                                                                      68,300       2,535,638
  MCCORMICK & COMPANY                                                                53,700       1,745,250
                                                                                               ------------
                                                                                                  6,308,475

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 13

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
GAS UTILITIES (0.9%)
  EQUITABLE RESOURCES                                                                21,400    $  1,032,550
  KEYSPAN                                                                            92,800       2,853,600
  LOUIS DREYFUS NATURAL GAS*                                                         17,600         551,100
                                                                                               ------------
                                                                                                  4,437,250
HEALTH CARE EQUIPMENT & SUPPLIES (3.6%)
  AMERISOURCE HEALTH - CLASS A*                                                      90,000       2,790,000
  ASPECT MEDICAL SYSTEMS*                                                            30,500         823,500
  BECKMAN COULTER                                                                    18,500       1,079,937
  COOPER COMPANIES                                                                  144,900       5,270,736
  PRIORITY HEALTHCARE - CLASS B*                                                     70,150       5,213,022
  TECHNE*                                                                            16,500       2,145,000
                                                                                               ------------
                                                                                                 17,322,195
HEALTH CARE PROVIDERS & SERVICES (1.2%)
  LINCARE HOLDINGS*                                                                  19,900         490,037
  TRIGON HEALTHCARE*                                                                103,500       5,336,719
                                                                                               ------------
                                                                                                  5,826,756
HOTELS, RESTAURANTS & LEISURE (2.6%)
  ARGOSY GAMING*                                                                     46,800         672,750
  BRINKER INTERNATIONAL*                                                             46,700       1,365,975
  DOLLAR THRIFTY AUTOMOTIVE GROUP*                                                   12,400         228,625
  HERTZ - CLASS A                                                                    91,800       2,576,138
  JACK IN THE BOX*                                                                   94,000       2,314,750
  MGM GRAND                                                                          15,400         494,725
  STARWOOD HOTELS & RESORTS WORLDWIDE                                               118,300       3,822,569
  STATION CASINOS*                                                                   30,200         755,000
                                                                                               ------------
                                                                                                 12,230,532
HOUSEHOLD DURABLES (0.6%)
  HARMAN INTERNATIONAL INDUSTRIES                                                    15,800         963,800
  SALTON*                                                                            56,500       2,083,437
                                                                                               ------------
                                                                                                  3,047,237
HOUSEHOLD PRODUCTS (0.2%)
  CHURCH & DWIGHT                                                                    63,200       1,137,600
                                                                                               ------------
                                                                                                  1,137,600
INSURANCE (1.8%)
  AMBAC FINANCIAL GROUP                                                              33,200       1,819,775
  METLIFE*                                                                           48,800       1,027,850
  NATIONWIDE FINANCIAL SERVICES - CLASS A                                            51,500       1,693,062
  OLD REPUBLIC INTERNATIONAL                                                         46,100         760,650
  THE PMI GROUP                                                                      68,100       3,234,750
                                                                                               ------------
                                                                                                  8,536,087
INTERNET & CATALOG RETAIL (0.6%)
  AMAZON.COM*                                                                        43,800       1,590,488
  EBAY*                                                                              25,500       1,384,969
                                                                                               ------------
                                                                                                  2,975,457
INTERNET SOFTWARE & SERVICES (10.8%)
  ACCRUE SOFTWARE*                                                                   22,300         791,650
  ACTUATE*                                                                           20,700       1,104,863
  ALTEON WEBSYSTEMS*                                                                  5,100         510,319
  ARIBA*                                                                             25,000       2,451,172
  AT HOME - SERIES A*                                                                30,500         632,875
  BEA SYSTEMS*                                                                       32,000       1,582,000

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 14

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - CONTINUED
  BROADVISION*                                                                       29,700    $  1,509,131
  CACHEFLOW*                                                                         15,800         972,688
  CAIS INTERNET*                                                                     19,600         275,625
  C-BRIDGE INTERNET SOLUTIONS*                                                       17,600         305,800
  CMGI*                                                                              34,600       1,585,112
  COMMERCE ONE*                                                                      17,800         807,953
  CYSIVE*                                                                            23,000         549,125
  DIGEX*                                                                             10,900         740,519
  DOUBLECLICK*                                                                        9,800         373,625
  EGAIN COMMUNICATIONS*                                                              22,800         276,450
  ENTRUST TECHNOLOGIES*                                                              24,000       1,986,000
  EXODUS COMMUNICATIONS*                                                             41,600       1,916,200
  F5 NETWORKS*                                                                       31,400       1,713,262
  GO2NET*                                                                            27,500       1,383,594
  IBASIS*                                                                            26,000       1,119,625
  INFOSPACE*                                                                         26,400       1,458,600
  INTERNAP NETWORK SERVICES*                                                         21,600         896,738
  INTERNET CAPITAL GROUP*                                                             6,800         251,706
  INTERNET PICTURES*                                                                 35,800         541,475
  I2 TECHNOLOGIES*                                                                   17,800       1,855,928
  KANA COMMUNICATIONS*                                                               18,200       1,126,125
  NAVISITE*                                                                          14,200         593,738
  NIKU*                                                                              15,500         523,125
  PACKETEER*                                                                         54,600       1,590,225
  REALNETWORKS*                                                                      14,700         743,269
  RED HAT*                                                                           85,300       2,308,431
  SAFEGUARD SCIENTIFICS*                                                             63,200       2,026,350
  SONICWALL*                                                                         36,100       3,179,056
  SYCAMORE NETWORKS*                                                                 30,300       3,344,363
  TUMBLEWEED COMMUNICATIONS*                                                          6,100         310,338
  VERISIGN*                                                                          25,105       4,431,033
  VERSATA*                                                                           27,400       1,104,562
  VIA NET.WORKS*                                                                     17,900         276,331
  VIGNETTE*                                                                          22,200       1,154,747
  WATCHGUARD TECHNOLOGIES*                                                           28,400       1,560,225
                                                                                               ------------
                                                                                                 51,863,953
IT CONSULTING & SERVICES (4.8%)
  BSQUARE*                                                                           20,600         462,213
  COGNIZANT TECHNOLOGY SOLUTIONS*                                                    16,200         537,637
  COMDISCO                                                                           17,600         392,700
  CSG SYSTEMS INTERNATIONAL*                                                         60,000       3,363,750
  DST SYSTEMS*                                                                       18,500       1,408,313
  IMATION*                                                                           31,800         934,125
  INFONET SERVICES - CLASS B*                                                        68,400         816,525
  LIBERATE TECHNOLOGIES*                                                             27,600         809,025
  METASOLV SOFTWARE*                                                                 11,900         523,600
  METRIS COMPANIES                                                                  160,500       4,032,562
  PREDICTIVE SYSTEMS*                                                                14,800         531,875
  SCIENT*                                                                            34,600       1,526,725
  STARTEK*                                                                           21,600       1,088,100
  TELETECH HOLDINGS*                                                                 35,300       1,096,506

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 15

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
IT CONSULTING & SERVICES - CONTINUED
  TIBCO SOFTWARE*                                                                    36,300    $  3,892,608
  VITRIA TECHNOLOGY*                                                                 22,800       1,393,650
                                                                                               ------------
                                                                                                 22,809,914
MACHINERY (0.7%)
  MANITOWOC                                                                          69,300       1,853,775
  SPS TECHNOLOGIES*                                                                  12,600         517,388
  TECUMSEH PRODUCTS                                                                  28,700       1,095,981
                                                                                               ------------
                                                                                                  3,467,144
MEDIA (6.2%)
  ADVO*                                                                              20,700         869,400
  CENTRAL NEWSPAPERS - CLASS A                                                       35,900       2,270,675
  CHARTER COMMUNICATIONS - CLASS A*                                                 117,600       1,933,050
  CHRIS-CRAFT INDUSTRIES*                                                            26,677       1,762,349
  ECHOSTAR COMMUNICATIONS - CLASS A*                                                 23,400         774,759
  HISPANIC BROADCASTING*                                                            121,000       4,008,125
  INFINITY BROADCASTING - CLASS A*                                                   69,800       2,543,338
  MARTHA STEWART LIVING - CLASS A*                                                   39,700         873,400
  PIXAR*                                                                             80,800       2,848,200
  THE MCCLATCHY COMPANY - CLASS A                                                    17,300         573,063
  UNITEDGLOBALCOM - CLASS A*                                                         60,200       2,814,350
  UNIVISION COMMUNICATIONS*                                                          49,700       5,143,950
  VALASSIS COMMUNICATIONS*                                                           73,650       2,807,906
  WASHINGTON POST - CLASS B                                                           1,175         561,650
                                                                                               ------------
                                                                                                 29,784,215
METALS & MINING (0.2%)
  MUELLER*                                                                           25,200         705,600
                                                                                               ------------
                                                                                                    705,600
MULTILINE RETAIL (1.0%)
  BJ'S WHOLESALE CLUB*                                                               27,700         914,100
  PAYLESS SHOESOURCE*                                                                26,000       1,356,875
  ZALE*                                                                              67,000       2,445,500
                                                                                               ------------
                                                                                                  4,716,475
MULTI-UTILITIES (1.9%)
  ALLEGHENY ENERGY                                                                   39,300       1,075,837
  DYNEGY - CLASS A                                                                   44,600       3,046,738
  ENERGY EAST                                                                       119,300       2,274,156
  MINNESOTA POWER                                                                    62,900       1,088,956
  NATIONAL FUEL GAS                                                                  34,900       1,701,375
                                                                                               ------------
                                                                                                  9,187,062
OFFICE ELECTRONICS (0.1%)
  INFOCUS*                                                                           13,900         447,406
                                                                                               ------------
                                                                                                    447,406
OIL & GAS (2.9%)
  HOUSTON EXPLORATION*                                                               66,600       1,673,325
  MURPHY OIL                                                                         15,600         927,225
  NOBLE DRILLING*                                                                   111,200       4,580,050
  STONE ENERGY*                                                                       6,800         406,300
  TIDEWATER                                                                          43,100       1,551,600
  ULTRAMAR DIAMOND SHAMROCK                                                          59,700       1,481,306
  VINTAGE PETROLEUM                                                                 138,700       3,129,419
                                                                                               ------------
                                                                                                 13,749,225

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 16

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.2%)
  RAYONIER                                                                           19,300    $    692,388
                                                                                               ------------
                                                                                                    692,388
PHARMACEUTICALS (3.9%)
  ALBANY MOLECULAR RESEARCH*                                                         22,100       1,203,069
  ALPHARMA - CLASS A                                                                 44,700       2,782,575
  IVAX*                                                                             170,700       7,084,050
  JONES PHARMA                                                                      136,400       5,447,475
  MEDICIS PHARMACEUTICAL - CLASS A*                                                  41,900       2,388,300
                                                                                               ------------
                                                                                                 18,905,469
REAL ESTATE (3.3%)
  ARDEN REALTY                                                                       31,200         733,200
  BOSTON PROPERTIES                                                                  21,800         842,025
  CARRAMERICA REALTY                                                                  8,200         217,300
  CRESCENT REAL ESTATE EQUITIES                                                      98,300       2,015,150
  EQUITY RESIDENTIAL PROPERTIES TRUST                                                33,600       1,545,600
  FEDERAL REALTY INVESTMENT TRUST                                                    36,000         720,000
  FELCOR LODGING TRUST                                                               66,500       1,230,250
  HEALTHCARE REALTY TRUST                                                            61,700       1,052,756
  HIGHWOODS PROPERTIES                                                               42,400       1,017,600
  HOSPITALITY PROPERTIES TRUST                                                       30,500         688,156
  KILROY REALTY                                                                      27,300         708,094
  LNR PROPERTY                                                                       36,400         709,800
  MACK-CALI REALTY                                                                   15,300         393,019
  MILLS                                                                               9,400         176,838
  NATIONAL HEALTH INVESTORS                                                          28,900         317,900
  PRENTISS PROPERTIES TRUST                                                          31,400         753,600
  REGENCY REALTY                                                                     16,600         394,250
  ROUSE COMPANY                                                                      45,700       1,131,075
  SL GREEN REALTY                                                                    19,000         508,250
  THE MACERICH COMPANY                                                               33,400         736,887
                                                                                               ------------
                                                                                                 15,891,750
ROAD & RAIL (0.3%)
  USFREIGHTWAYS                                                                      51,100       1,255,144
                                                                                               ------------
                                                                                                  1,255,144
SEMICONDUCTOR EQUIPMENT & PRODUCTS (2.7%)
  APPLIED MICRO CIRCUITS*                                                            15,700       1,550,375
  ATMEL*                                                                             28,400       1,047,250
  FAIRCHILD SEMICONDUCTOR - CLASS A*                                                 30,100       1,219,050
  INSILICON*                                                                         53,100         829,687
  LTX*                                                                              100,300       3,504,231
  QUANTUM EFFECT DEVICES*                                                            14,300         815,100
  RUDOLPH TECHNOLOGIES*                                                              41,400       1,604,250
  THERMA-WAVE*                                                                       45,600       1,017,450
  VITESSE SEMICONDUCTOR*                                                             20,300       1,493,319
                                                                                               ------------
                                                                                                 13,080,712
SOFTWARE (3.9%)
  CADENCE DESIGN SYSTEMS*                                                            36,000         733,500
  EMBARCADERO TECHNOLOGIES*                                                           4,800         141,000
  INKTOMI*                                                                           13,500       1,596,375
  INTERTRUST TECHNOLOGIES*                                                           19,600         403,025
  INTUIT*                                                                           165,100       6,831,012

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 17

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
SOFTWARE - CONTINUED
  MERCURY COMPUTER SYSTEMS*                                                          33,200    $  1,072,775
  NATIONAL COMPUTER SYSTEMS                                                          15,600         768,300
  NVIDIA*                                                                            44,600       2,834,888
  PORTAL SOFTWARE*                                                                   19,300       1,232,788
  QUEST SOFTWARE*                                                                    21,600       1,196,100
  SERENA SOFTWARE*                                                                   41,400       1,879,819
                                                                                               ------------
                                                                                                 18,689,582
SPECIALTY RETAIL (0.4%)
  ANNTAYLOR STORES*                                                                  64,700       2,143,186
                                                                                               ------------
                                                                                                  2,143,186
TEXTILES & APPAREL (0.7%)
  FOSSIL*                                                                           105,725       2,055,030
  JONES APPAREL GROUP*                                                               56,500       1,327,750
                                                                                               ------------
                                                                                                  3,382,780
TRADING COMPANIES (0.4%)
  UNITED STATIONERS*                                                                 64,300       2,081,712
                                                                                               ------------
                                                                                                  2,081,712
WIRELESS TELECOMMUNICATIONS (1.3%)
  PRICE COMMUNICATIONS*                                                              88,800       2,092,350
  VOICESTEAM WIRELESS*                                                               32,200       3,744,760
  WIRELESS FACILITIES*                                                               12,300         626,531
                                                                                               ------------
                                                                                                  6,463,641

TOTAL COMMON STOCK (IDENTIFIED COST $454,552,853)                                               474,426,499
                                                                                               ------------

                                                        INTEREST   MATURITY     PRINCIPAL
SHORT-TERM INVESTMENTS (2.4%)                             RATE       DATE         AMOUNT          VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                        6.62%   07/03/2000   $ 11,791,123      11,791,123
  DATED 6/30/00 (Collateralized by 12,665,774 FNMA                                             ------------
  #323553, 6.50%, 2-01-19, market value $12,026,945)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $11,791,123)                                       11,791,123
                                                                                               ------------

TOTAL INVESTMENTS (101.4%) (IDENTIFIED COST $466,343,976)                                       486,217,622

OTHER ASSETS LESS LIABILITIES (-1.4%)                                                            (6,847,772)
                                                                                               ------------

NET ASSETS (100.0%)                                                                            $479,369,850
                                                                                               ============

* Non-income producing security.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 18

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
COMMON STOCK (97.9%)

BELGIUM (0.9%)
  FORTIS (B)                                                                         79,000    $  2,308,232
                                                                                               ------------
                                                                                                  2,308,232
BRAZIL (1.1%)
  ARACRUZ CELULOSE SA                                                                36,600         706,838
  ELETROPAULO METROPOLITANA DE SAO PAULO SA                                       5,900,000         412,096
  TELE NORTE LESTE PARTICIPACOES SA ADR                                              61,886       1,462,057
  TELESP CELULAR PARTICIPACOES SA ADR                                                 8,100         363,488
                                                                                               ------------
                                                                                                  2,944,479
CANADA (2.1%)
  ABITIBI-CONSOLIDATED                                                              241,700       2,265,938
  BALLARD POWER SYSTEMS*                                                              3,000         269,438
  PRECISION DRILLING*                                                                72,800       2,811,900
                                                                                               ------------
                                                                                                  5,347,276
CHINA (0.1%)
  YIZHENG CHEMICAL FIBRE COMPANY                                                  1,823,000         362,481
                                                                                               ------------
                                                                                                    362,481
DENMARK (1.5%)
  TELE DANMARK AS                                                                    56,200       3,798,468
                                                                                               ------------
                                                                                                  3,798,468
FINLAND (2.4%)
  HELSINGIN PUHELIN OYJ                                                               6,700         658,961
  NOKIA ADR                                                                          63,500       3,171,031
  SONERA OYJ                                                                         48,300       2,210,843
                                                                                               ------------
                                                                                                  6,040,835
FRANCE (12.5%)
  ACCOR SA                                                                           44,400       1,827,180
  ALCATEL SA                                                                         22,800       1,501,513
  AVENTIS SA                                                                          5,600         410,396
  AXA                                                                                39,700       6,279,309
  BOUYGUES                                                                            5,713       3,833,537
  GROUPE DANONE                                                                      14,200       1,892,085
  FRANCE TELECOM SA                                                                   5,900         828,000
  RHODIA SA                                                                          32,400         546,632
  SOCIETE TELEVISION FRANCAISE 1                                                     73,000       5,108,379
  TOTAL FINA ELF SA                                                                  58,259       8,969,041
  VIVENDI SA                                                                          8,100         717,843
                                                                                               ------------
                                                                                                 31,913,915
GERMANY (4.7%)
  BAYERISCHE MOTOREN WERKE AG                                                       119,000       3,604,719
  DEUTSCHE TELEKOM AG                                                                25,900       1,479,733
  EM TV & MERCHANDISING AG                                                           18,100       1,070,536
  INTERSHOP COMMUNICATIONS AG*                                                          700         317,392
  SAG SOLARSTROM AG                                                                  21,600       3,240,451
  SCHERING AG                                                                        42,900       2,385,189
                                                                                               ------------
                                                                                                 12,098,020
GREAT BRITAIN (18.3%)
  ARM HOLDINGS PLC*                                                                  97,000       1,039,686
  ASTRAZENECA PLC                                                                    55,600       2,596,732
  BAE SYSTEMS PLC                                                                   517,930       3,228,508
  BG GROUP PLC                                                                      573,800       3,709,246

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 19

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
GREAT BRITAIN - CONTINUED
  BILLITON PLC                                                                      178,500    $    726,922
  BP AMOCO PLC                                                                      237,900       2,283,394
  BRITISH AIRWAYS PLC                                                               910,600       5,241,964
  CENTRICA PLC                                                                      847,600       2,829,416
  DIAGEO PLC                                                                        122,900       1,103,326
  HANSON PLC                                                                        233,900       1,653,653
  HSBC HOLDINGS PLC                                                                 195,600       2,233,192
  INVENSYS PLC                                                                      851,000       3,195,056
  ROLLS-ROYCE PLC                                                                   297,900       1,065,466
  SAINSBURY (J) PLC                                                                 577,300       2,621,923
  SHELL TRANSPORT & TRADING COMPANY                                                 729,300       6,089,041
  STANDARD CHARTERED PLC                                                            121,200       1,510,079
  VODAFONE AIRTOUCH PLC                                                           1,417,407       5,729,319
                                                                                               ------------
                                                                                                 46,856,923
GREECE (0.4%)
  INTRACOM SA                                                                        26,200         982,230
                                                                                               ------------
                                                                                                    982,230
HONG KONG (1.4%)
  CHINA MOBILE (HONG KONG) LIMITED*                                                 218,000       1,922,633
  HUTCHISON WHAMPOA                                                                 108,900       1,369,056
  PACIFIC CENTURY CYBERWORKS LIMITED*                                                92,000         181,751
                                                                                               ------------
                                                                                                  3,473,440
HUNGARY (0.3%)
  MATAV RT. ADR                                                                      23,200         798,950
                                                                                               ------------
                                                                                                    798,950
ISRAEL (1.8%)
  BANK HAPOALIM LTD                                                                 185,100         536,772
  TEVA PHARMACEUTICALS                                                               72,400       4,013,675
                                                                                               ------------
                                                                                                  4,550,447
ITALY (2.4%)
  ALLEANZA ASSICURAZIONI SPA                                                        184,600       2,468,558
  ENI SPA                                                                           180,300       1,045,655
  FINMECCANICA SPA*                                                               1,559,300       2,152,433
  TIM SPA                                                                            46,700         479,003
                                                                                               ------------
                                                                                                  6,145,649
JAPAN (24.0%)
  ASATSU - DK                                                                         6,000         246,680
  DAIKIN                                                                             26,000         605,737
  EAST JAPAN RAILWAY                                                                     98         570,559
  FANUC                                                                              56,000       5,710,883
  FUJI BANK LTD                                                                      49,000         373,272
  HITACHI LTD                                                                       207,000       2,993,337
  HONDA MOTOR                                                                        24,000         818,865
  JAPAN AIR LINES                                                                   237,000         902,708
  KDD                                                                                10,000       1,011,294
  KEYENCE                                                                             3,700       1,223,950
  KIRIN BREWERY                                                                     640,000       8,014,744
  MITSUI FUDOSAN                                                                    153,000       1,662,965
  MURATA MANUFACTURING COMPANY, LTD                                                  22,000       3,164,690
  NIKON                                                                              15,000         557,157
  NIPPON STEEL                                                                      318,000         670,233

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 20

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
JAPAN - CONTINUED
  NIPPON TELEGRAPH & TELEPHONE                                                           38    $    506,403
  NISSAN MOTOR*                                                                      39,000         230,377
  NOMURA SECURITIES COMPANY, LTD                                                    192,000       4,709,040
  NTT DOCOMO                                                                             42       1,139,266
  OKI ELECTRIC INDUSTRY COMPANY*                                                    167,000       1,302,160
  OMRON                                                                              24,000         653,277
  PIONEER                                                                            45,000       1,756,533
  PROMISE COMPANY LTD                                                                 7,400         586,097
  SAKURA BANK LTD                                                                   126,000         872,908
  SHIN-ETSU CHEMICAL COMPANY                                                          7,000         355,938
  SOFTBANK                                                                            9,900       1,347,384
  SONY                                                                               21,600       2,021,077
  SUMITOMO                                                                          373,000       4,205,746
  SUMITOMO CHEMICAL COMPANY                                                         419,000       2,526,554
  TAKEDA CHEMICAL INDUSTRIES LTD                                                     32,000       2,105,004
  TOKYO ELECTRIC POWER                                                              105,300       2,572,662
  TOYOTA MOTOR                                                                       75,000       3,423,751
  TREND MICRO*                                                                        1,500         248,098
  YAMATO TRANSPORT COMPANY, LTD                                                      93,000       2,316,100
                                                                                               ------------
                                                                                                 61,405,449
MEXICO (0.5%)
  CARSO GLOBAL TELECOM                                                              288,000         819,221
  GRUPO TELEVISA SA ADR                                                               8,500         585,969
                                                                                               ------------
                                                                                                  1,405,190
NETHERLANDS(5.2%)
  AEGON NV                                                                           54,900       1,961,414
  ASM LITHOGRAPHY HOLDING ADR*                                                       41,800       1,844,425
  ING GROEP NV                                                                       31,300       2,124,296
  KONINKLIJKE KPN NV                                                                 31,400       1,410,187
  PHILIPS ELECTRONICS  NY SHARES                                                     66,600       3,163,500
  STMICROELECTRONICS NV                                                              28,000       1,797,250
  VNU NV                                                                             20,800       1,078,693
                                                                                               ------------
                                                                                                 13,379,765
SINGAPORE (2.1%)
  DATACRAFT ASIA LIMITED                                                            133,120       1,171,456
  DBS GROUP HOLDINGS LTD                                                            126,578       1,625,235
  SINGAPORE AIRLINES                                                                254,000       2,512,087
                                                                                               ------------
                                                                                                  5,308,778
SOUTH AFRICA (0.1%)
  IMPALA PLATINUM HOLDINGS LTD                                                        5,400         200,867
                                                                                               ------------
                                                                                                    200,867
SOUTH KOREA (1.4%)
  KOREA ELECTRIC POWER                                                               15,130         469,494
  KOREA TELECOM                                                                       2,920         257,164
  KOREA TELECOM ADR                                                                   2,100         101,588
  POHANG IRON & STEEL ADR                                                            37,980         911,520
  SAMSUNG ELECTRONICS                                                                 5,810       1,922,728
                                                                                               ------------
                                                                                                  3,662,494
SPAIN (4.0%)
  ALTADIS SA                                                                         95,000       1,465,268
  ENDESA SA                                                                         282,200       5,488,787

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 21

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
DESCRIPTION                                                                         SHARES        VALUE
-----------------------------------------------------------------------------------------------------------
SPAIN - CONTINUED
  TELEFONICA SA                                                                     155,900    $  3,362,529
                                                                                               ------------
                                                                                                 10,316,584
SWEDEN (5.1%)
  TELEFONAKTIEBOLAGET LM ERICSSON AB                                                182,300       3,646,000
  NORDIC BALTIC HOLDING AB                                                          271,100       2,055,427
  SKANDIA FORSAKRINGS AB                                                             98,500       2,616,634
  SVENSKA HANDELSBANKEN                                                             329,700       4,811,492
                                                                                               ------------
                                                                                                 13,129,553
SWITZERLAND (5.1%)
  ABB LTD                                                                            30,800       3,698,235
  GIVAUDAN*                                                                             314          95,874
  JULIUS BAER HOLDING AG                                                                490       1,943,607
  SWISSCOM AG                                                                         1,434         498,253
  UBS AG                                                                             47,000       6,907,939
                                                                                               ------------
                                                                                                 13,143,908
TAIWAN (0.5%)
  ASE TEST LTD*                                                                      46,900       1,380,619
                                                                                               ------------
                                                                                                  1,380,619

TOTAL COMMON STOCK (IDENTIFIED COST $227,770,980)                                               250,954,552
                                                                                               ------------

                                                        INTEREST   MATURITY     PRINCIPAL
  SHORT-TERM INVESTMENTS (3.7%)                           RATE       DATE         AMOUNT          VALUE
  FIFTH THIRD REPURCHASE AGREEMENT                        6.62%   07/03/2000   $  9,471,499       9,471,499
  DATED 6/30/00 (Collateralized by 10,037,112 FHLMC                                            ------------
  #E72394, 6.50%, 09-01-13, market value $ 9,660,929)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $9,471,499)                                         9,471,499
                                                                                               ------------

TOTAL INVESTMENTS (101.6%) (IDENTIFIED COST $237,242,479)                                       260,426,051

OTHER ASSETS LESS LIABILITIES (-1.6%)                                                            (3,989,665)
                                                                                               ------------

NET ASSETS (100.0%)                                                                            $256,436,386
                                                                                               ============


FORWARD CURRENCY CONTRACTS

                                                                               UNREALIZED
                                           EXCHANGE          CONTRACT         APPRECIATION/      DELIVERY
  CURRENCY                                  RATE(1)           VALUE          (DEPRECIATION)        DATE
-----------------------------------------------------------------------------------------------------------
LIABILITIES
  EURO (SELL)                                1.063         $  179,598         $    ($3,437)       7/03/00
  BRITISH POUND (SELL)                       0.670            359,658               (5,010)       7/03/00
  BRITISH POUND (SELL)                       0.666            753,827               (5,897)       7/05/00
  JAPANESE YEN (SELL)                      106.910            900,875               (9,409)       7/03/00
                                                                              ------------
                                                                              $    (23,753)
                                                                              ============

 *  Non-income producing security.
(1) Contract rate.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 22

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (90.7%)

FINANCE - BANKS (2.4%)
  SOVEREIGN BANCORP                                   10.500%          11/15/2006       $   500,000       $    493,750
                                                                                                          ------------
                                                                                                               493,750
FINANCE - OTHER (2.2%)
  HOST MARRIOTT (HMH PROPERTIES)                       7.875%          08/01/2008           500,000            448,750
                                                                                                          ------------
                                                                                                               448,750
INDUSTRIALS - AUTOMOTIVE (4.4%)
  AMERICAN AXLE & MANUFACTURING                        9.750%          03/01/2009           500,000            466,250
  EXIDE                                               10.000%          04/15/2005           500,000            430,000
                                                                                                          ------------
                                                                                                               896,250
INDUSTRIALS - BASIC (8.6%)
  LTV                                                  8.200%          09/15/2007           500,000            365,000
  P&L COAL HOLDINGS                                    9.625%          05/15/2008           500,000            463,750
  RUSSEL METALS                                       10.000%          06/01/2009           500,000            475,625
  WCI STEEL                                           10.000%          12/01/2004           500,000            465,000
                                                                                                          ------------
                                                                                                             1,769,375
INDUSTRIALS - CAPITAL GOODS (3.8%)
  FAIRFIELD MANUFACTURING                              9.625%          10/15/2008           500,000            415,000
  NEENAH                                              11.125%          05/01/2007           500,000            367,500
                                                                                                          ------------
                                                                                                               782,500
INDUSTRIALS - ENERGY (9.5%)
  EOTT ENERGY PARTNERS                                11.000%          10/01/2009           500,000            507,500
  HS RESOURCES                                         9.250%          11/15/2006           500,000            486,250
  R & B FALCON                                         6.950%          04/15/2008           500,000            427,500
  VERITAS DGC                                          9.750%          10/15/2003           500,000            505,000
                                                                                                          ------------
                                                                                                             1,926,250
INDUSTRIALS - ENTERTAINMENT (2.3%)
  VAIL RESORTS                                         8.750%          05/15/2009           500,000            465,000
                                                                                                          ------------
                                                                                                               465,000
INDUSTRIALS - GAMING (11.5%)
  HARRAH'S OPERATING COMPANY                           7.875%          12/15/2005           500,000            470,000
  INTERNATIONAL GAMING TECHNOLOGY                      8.375%          05/15/2009           500,000            472,500
  ISLE OF CAPRI CASINOS                                8.750%          04/15/2009           500,000            462,500
  MOHEGAN TRIBAL GAMING                                8.750%          01/01/2009           500,000            475,000
  STATION CASINOS                                      8.875%          12/01/2008           500,000            476,250
                                                                                                          ------------
                                                                                                             2,356,250
INDUSTRIALS - MEDIA-CABLE (8.10%)
  ADELPHIA COMMUNICATIONS                              7.875%          05/01/2009           500,000            421,250
  CHARTER COMMUNICATIONS HOLDINGS                      0.000%          04/01/2011           500,000            283,750
  ECHOSTAR DBS                                         9.375%          02/01/2009           500,000            480,000
  TELEWEST COMMUNICATIONS PLC                          0.000%          10/01/2007           500,000            473,750
                                                                                                          ------------
                                                                                                             1,658,750
INDUSTRIALS - MEDIA-NONCABLE (4.9%)
  CHANCELLOR MEDIA (AMFM)                              9.000%          10/01/2008           500,000            515,000
  HOLLINGER INTERNATIONAL PUBLISHING                   9.250%          02/01/2006           500,000            493,125
                                                                                                          ------------
                                                                                                             1,008,125
INDUSTRIALS - OTHER CONSUMER CYCLICAL (3.8%)
  CENTRAL GARDEN AND PET COMPANY                       6.000%          11/15/2003           500,000            335,625

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 23

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS - OTHER CONSUMER CYCLICAL - CONTINUED
  CSK AUTO                                            11.000%          11/01/2006       $   500,000       $    445,000
                                                                                                          ------------
                                                                                                               780,625
INDUSTRIALS - OTHER CONSUMER NON-CYCLICAL (2.6%)
  DEL MONTE                                           12.250%          04/15/2007           500,000            525,000
                                                                                                          ------------
                                                                                                               525,000
INDUSTRIALS - SERVICES (2.3%)
  COINMACH                                            11.750%          11/15/2005           500,000            480,000
                                                                                                          ------------
                                                                                                               480,000
INDUSTRIALS - TECHNOLOGY (5.4%)
  COVAD COMMUNICATIONS GROUP                           0.000%          03/15/2008           500,000            245,000
  INTERMEDIA COMMUNICATIONS                            0.000%          07/15/2007           500,000            392,500
  PSINET                                              10.000%          02/15/2005           500,000            460,000
                                                                                                          ------------
                                                                                                             1,097,500
INDUSTRIALS - TELECOMMUNICATIONS-WIRED (9.9%)
  GLOBAL CROSSING HOLDING LIMITED                      9.625%          05/15/2008           500,000            485,000
  LEVEL 3 COMMUNICATIONS                               0.000%          12/01/2008           500,000            303,750
  MCLEODUSA                                            8.125%          02/15/2009           500,000            451,250
  NEXTLINK COMMUNICATIONS                              0.000%          04/15/2008           500,000            305,000
  WILLIAMS COMMUNICATIONS GROUP                       10.875%          10/01/2009           500,000            488,750
                                                                                                          ------------
                                                                                                             2,033,750
INDUSTRIALS - TELECOMMUNICATIONS-WIRELESS (1.8%)
  NEXTEL COMMUNICATIONS                                0.000%          02/15/2008           500,000            366,250
                                                                                                          ------------
                                                                                                               366,250
UTILITIES (4.7%)
  AES                                                  8.375%          08/15/2007           500,000            455,000
  WESTERN GAS RESOURCES                               10.000%          06/15/2009           500,000            516,250
                                                                                                          ------------
                                                                                                               971,250
YANKEE (2.5%)
  KAPPA BEHEER                                        10.625%          07/15/2009           500,000            507,500
                                                                                                          ------------
                                                                                                               507,500

TOTAL CORPORATE BONDS (IDENTIFIED COST $18,724,224)                                                         18,566,875
                                                                                                          ------------

CONVERTIBLE PREFERRED STOCK (2.6%)                                                        SHARES

  CSC HOLDINGS (CABLEVISION SYSTEMS)                  11.125%          04/01/2008             5,000            526,250
                                                                                                          ------------
TOTAL CONVERTIBLE PREFERRED STOCK (IDENTIFIED COST $535,000)                                                   526,250
                                                                                                          ------------
                                                                                         PRINCIPAL
SHORT-TERM INVESTMENTS (6.0%)                                                              AMOUNT

  FIFTH THIRD REPURCHASE AGREEMENT DATED               6.620%          07/03/2000       $ 1,219,232          1,219,232
  6/30/2000 (COLLATERALIZED BY 1,247,510 FNMA #313704,                                                    ------------
  7.50%,09-01-12, MARKET VALUE $1,243,617)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,219,232)                                                    1,219,232
                                                                                                          ------------

TOTAL INVESTMENTS (99.3%) (IDENTIFIED COST $20,478,456)                                                     20,312,357

OTHER ASSETS LESS LIABILITIES (0.7%)                                                                           147,483
                                                                                                          ------------

NET ASSETS (100.0%)                                                                                       $ 20,459,840
                                                                                                          ============

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 24

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)

  COLLATERALIZED MORTGAGE SECURITIES CORP I-3          9.450%          02/01/2017       $   255,474       $    266,480
  MERRILL LYNCH MORTGAGE INVESTMENTS 1992-D            8.150%          07/15/2017            57,338             57,224
                                                                                                          ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $334,177)                                           323,704
                                                                                                          ------------
ASSET-BACKED SECURITIES (5.7%)

  BRIDGESTONE/FIRESTONE MASTER TRUST 1996-1A           6.170%          07/01/2003           416,667            416,416
  CAPTIVA CBO 1997-1AA(1)                              6.860%          11/30/2009         1,200,000          1,166,796
  CARCO AUTO LOAN MASTER TRUST 1997-1A                 6.689%          08/15/2004           509,472            507,577
  FORD CREDIT AUTO LOAN MASTER TRUST 1995-1            6.500%          08/15/2002           500,000            499,650
  ONYX ACCEPTANCE GRANTOR TRUST 1996-2A                6.400%          10/15/2001            93,140             92,991
  WORLD FINANCIAL NETWORK CREDIT CARD
     MASTER TRUST 1996-AA                              6.700%          02/15/2004         1,000,000            995,410
                                                                                                          ------------

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,711,899)                                                   3,678,840
                                                                                                          ------------
CORPORATE BONDS (66.8%)

FINANCE - BANKS (7.3%)
  ABN AMRO BANK NV/CHICAGO                             7.300%          12/01/2026           250,000            220,332
  BANK OF AMERICA                                      7.125%          03/01/2009           500,000            479,931
  BANK ONE                                             7.625%          10/15/2026           996,000            921,987
  FIRST NATIONAL BANK (BANKBOSTON NA)                  7.375%          09/15/2006         1,000,000            973,333
  HOUSEHOLD BANK                                       6.500%          07/15/2003           500,000            480,880
  NATIONSBANK (BANK OF AMERICA)                        8.570%          11/15/2024         1,000,000          1,072,249
  STANDARD FEDERAL BANCORP                             7.750%          07/17/2006           600,000            592,783
                                                                                                          ------------
                                                                                                             4,741,495
FINANCE - BROKER RELATED (4.8%)
  BEAR STEARNS                                         6.450%          08/01/2002           500,000            488,697
  BEAR STEARNS                                         6.125%          02/01/2003         1,250,000          1,204,836
  MERRILL LYNCH                                        6.000%          07/15/2005           750,000            701,938
  MORGAN STANLEY GROUP                                 7.000%          10/01/2013           738,000            678,819
                                                                                                          ------------
                                                                                                             3,074,290
FINANCE - OTHER (12.1%)
  AMERICAN EXPRESS                                     8.625%          05/15/2022           500,000            506,247
  EXECUTIVE RISK (CHUBB)                               7.125%          12/15/2007         1,000,000            949,904
  GENERAL ELECTRIC CAPITAL                             8.650%          05/15/2009           375,000            407,903
  GENERAL ELECTRIC CAPITAL                             7.260%          04/29/2002           500,000            500,617
  MBIA                                                 8.200%          10/01/2022           500,000            489,874
  MIC FINANCING TRUST I(1)                             8.375%          02/01/2027         1,000,000            870,432
  NYNEX CAPITAL FUNDING                                8.750%          12/01/2004         1,000,000          1,047,475
  PHOENIX HOME LIFE MUTUAL(1)                          6.950%          12/01/2006         1,000,000            945,467
  SEARS ROEBUCK ACCEPTANCE CORPORATION                 6.000%          03/20/2003           600,000            575,233
  TEXTRON FINANCIAL(1)                                 7.370%          10/15/2003         1,250,000          1,244,767
  WESTERN NATIONAL (AMERICAN GENERAL)                  7.125%          02/15/2004           330,000            324,033
                                                                                                          ------------
                                                                                                             7,861,952
INDUSTRIALS - AUTOMOTIVE (1.5%)
  GENERAL MOTORS                                       8.100%          06/15/2024         1,000,000            975,349
                                                                                                          ------------
                                                                                                               975,349

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 25

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
INDUSTRIALS - BASIC (2.9%)
  CYTEC INDUSTRIES                                     6.846%          05/11/2005       $ 1,000,000       $    948,754
  CYTEC INDUSTRIES                                     6.750%          03/15/2008         1,000,000            904,841
                                                                                                          ------------
                                                                                                             1,853,595
INDUSTRIALS - ENERGY (2.8%)
  NATIONAL FUEL GAS COMPANY                            6.303%          08/27/2008         1,000,000            909,487
  PHILLIPS PETROLEUM                                   7.920%          04/15/2023         1,000,000            926,651
                                                                                                          ------------
                                                                                                             1,836,138
INDUSTRIALS - HEALTHCARE (6.1%)
  AMGEN                                                6.500%          12/01/2007         1,000,000            958,302
  CARDINAL HEALTH                                      6.250%          07/15/2008         1,000,000            911,528
  HEALTHSOUTH                                          6.875%          06/15/2005         1,000,000            856,992
  KAISER FOUNDATION HOSPITALS                          8.750%          08/11/2003         1,200,000          1,241,028
                                                                                                          ------------
                                                                                                             3,967,850
INDUSTRIALS - OTHER CONSUMER CYCLICAL (1.5%)
  COOPER TIRE & RUBBER                                 7.750%          12/15/2009         1,000,000            973,502
                                                                                                          ------------
                                                                                                               973,502
INDUSTRIALS - OTHER CONSUMER NON-CYCLICAL (1.4%)
  ANHEUSER-BUSCH                                       6.750%          06/01/2005           500,000            488,127
  ANHEUSER-BUSCH                                       5.750%          01/15/2011           500,000            437,282
                                                                                                          ------------
                                                                                                               925,409
INDUSTRIALS - OTHER (3.9%)
  AVNET                                                6.450%          08/15/2003         1,000,000            976,943
  DEERE & COMPANY                                      8.950%          06/15/2019           500,000            546,565
  MCDONALD'S                                           6.000%          06/23/2002           500,000            488,385
  MCDONALD'S                                           6.625%          09/01/2005           500,000            486,801
                                                                                                          ------------
                                                                                                             2,498,694
INDUSTRIALS - RETAILERS (0.8%)
  DAYTON HUDSON (TARGET)                               8.600%          01/15/2012           500,000            530,953
                                                                                                          ------------
                                                                                                               530,953
INDUSTRIALS - SERVICES (3.2%)
  SCIENCE APPLICATIONS INTERNATIONAL                   6.750%          02/01/2008         1,000,000            935,900
  SERVICE CORPORATION INTERNATIONAL                    6.300%          03/15/2003         1,000,000            622,500
  SERVICE CORPORATION INTERNATIONAL                    6.000%          12/15/2005         1,000,000            540,000
                                                                                                          ------------
                                                                                                             2,098,400
INDUSTRIALS - TECHNOLOGY (2.2%)
  APPLIED MATERIALS                                    7.125%          10/15/2017         1,000,000            917,992
  SEAGATE TECHNOLOGY                                   7.125%          03/01/2004           500,000            475,651
                                                                                                          ------------
                                                                                                             1,393,643
INDUSTRIALS - TRANSPORTATION (2.9%)
  CONTINENTAL AIRLINES                                 6.320%          11/01/2008         1,000,000            903,380
  US AIRWAYS PASS-THROUGH TRUST                        8.360%          01/20/2019         1,000,000            990,830
                                                                                                          ------------
                                                                                                             1,894,210
UTILITIES (10.3%)
  BELLSOUTH TELECOMMUNICATIONS                         6.300%          12/15/2015           434,495            409,728
  CAROLINA TELPHONE & TELECOMMUNICATION                6.750%          08/15/2013           375,000            344,669
  CENTRAL POWER & LIGHT                                6.625%          07/01/2005         1,000,000            959,909
  CHESAPEAKE AND POTAMAC TELEPHONE                     7.625%          12/01/2012           865,000            851,431
  ENTERGY MISSISSIPPI                                  6.450%          04/01/2008         1,000,000            918,824
  GTE HAWAIIAN TELEPHONE                               7.375%          09/01/2006           500,000            483,588
  IDAHO POWER                                          8.750%          03/15/2027           400,000            403,071

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 26

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
UTILITIES - CONTINUED
  PACIFIC BELL (SBC COMMUNICATIONS)                    7.500%          02/01/2033       $   405,000       $    362,991
  PACIFIC GAS & ELECTRIC                               8.250%          11/01/2022           500,000            486,869
  PUBLIC SERVICE COMPANY OF COLORADO                   6.000%          04/15/2003         1,000,000            967,999
  VIRGINIA ELECTRIC AND POWER                          7.200%          11/01/2004           500,000            494,783
                                                                                                          ------------
                                                                                                             6,683,862
YANKEE (3.1%)
  CITICORP                                             7.000%          01/02/2004           500,000            486,878
  FAIRFAX FINANCIAL HOLDINGS                           7.375%          03/15/2006         1,000,000            871,382
  MIDLAND BANK PLC (HSBC BANK)                         6.750%          09/29/2049           200,000            158,240
  ROYAL CARIBBEAN CRUISES                              7.125%          09/18/2002           500,000            481,761
                                                                                                          ------------
                                                                                                             1,998,261

TOTAL CORPORATE BONDS (IDENTIFIED COST $46,364,811)                                                         43,307,603
                                                                                                          ------------
U.S. GOVERNMENT AND AGENCY SECURITIES (23.2%)

U.S. TREASURY BONDS (9.8%)
  UNITED STATES TREASURY BOND                          8.125%          08/15/2021         1,400,000          1,707,125
  UNITED STATES TREASURY BOND                          6.125%          08/15/2029         4,610,000          4,658,981
                                                                                                          ------------
                                                                                                             6,366,106
U.S. TREASURY NOTES (4.7%)
  UNITED STATES TREASURY NOTE                          6.250%          02/15/2003           200,000            199,438
  UNITED STATES TREASURY NOTE                          5.500%          05/31/2003         1,000,000            977,500
  UNITED STATES TREASURY NOTE                          5.875%          11/15/2004           900,000            886,500
  UNITED STATES TREASURY NOTE                          6.750%          05/15/2005           700,000            716,407
  UNITED STATES TREASURY NOTE                          6.125%          08/15/2007           250,000            248,516
                                                                                                          ------------
                                                                                                             3,028,361
FEDERAL FARM CREDIT BANK (FFCB) (0.2%)
  FFCB                                                 6.190%          01/14/2008           100,000             93,399
                                                                                                          ------------
                                                                                                                93,399
FEDERAL HOME LOAN BANK  (FHLB) (2.2%)
  FHLB                                                 7.280%          08/23/2004           500,000            495,486
  FHLB                                                 6.095%          03/16/2005         1,000,000            955,894
                                                                                                          ------------
                                                                                                             1,451,380
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (3.4%)
  FHLMC                                                5.900%          02/14/2006           100,000             94,731
  FHLMC                                                6.980%          01/22/2007            75,000             73,354
  FHLMC                                                6.625%          09/15/2009         1,100,000          1,060,840
  FHLMC                                                7.000%          03/15/2010         1,000,000            991,575
                                                                                                          ------------
                                                                                                             2,220,500
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (2.9%)
  FMNA                                                 5.125%          02/13/2004           516,000            484,781
  FNMA                                                 6.350%          05/18/2005           500,000            481,582
  FNMA                                                 6.460%          06/26/2008           500,000            470,082
  FNMA                                                 6.690%          02/02/2011           500,000            468,223
                                                                                                          ------------
                                                                                                             1,904,668

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $15,118,489)                                   15,064,414
                                                                                                          ------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 27

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY         PRINCIPAL
DESCRIPTION                                             RATE              DATE             AMOUNT            VALUE
----------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.8%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED               6.620%          07/03/2000       $ 1,839,145       $  1,839,145
  6/30/2000 (Collateralized by 1,917,514 FNMA #535255,                                                    ------------
  7.00%, 04-01-15, market value $1,875,928)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,839,145)                                                    1,839,145
                                                                                                          ------------

TOTAL INVESTMENTS (99.0%) (IDENTIFIED COST $67,368,521)                                                     64,213,706

OTHER ASSETS LESS LIABILITIES (1.0%)                                                                           669,686
                                                                                                          ------------

NET ASSETS (100.0%)                                                                                       $ 64,883,392
                                                                                                          ============


(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 28

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS (61.3%)

FINANCE - BANKS (6.0%)
  BANK BOSTON (FLEET BOSTON FINANCIAL)                 6.380%          08/11/2000      $   245,000       $    244,867
  BANK ONE                                             6.400%          08/01/2002        1,000,000            981,847
  CHASE MANHATTAN                                      8.625%          05/01/2002          400,000            408,343
  FIRST BANK MINNESOTA (US BANK NA)                    6.250%          08/15/2005          500,000            491,392
  FIRST USA BANK                                       6.625%          12/03/2001        1,115,000          1,105,297
  NCNB (BANK OF AMERICA)                               9.500%          06/01/2004          285,000            303,435
  SECURITY PACIFIC (BANK OF AMERICA)                  10.300%          05/15/2001          125,000            127,725
                                                                                                         ------------
                                                                                                            3,662,906
FINANCE - BROKER RELATED (4.8%)
  BEAR STEARNS                                         6.450%          08/01/2002          500,000            488,697
  BEAR STEARNS                                         6.125%          02/01/2003          500,000            481,935
  GOLDMAN SACHS GROUP                                  6.600%          07/15/2002          450,000            443,256
  MERRILL LYNCH                                        6.000%          03/01/2001          500,000            496,364
  SALOMON SMITH BARNEY HOLDINGS                        9.000%          03/13/2002          500,000            512,587
  SALOMON SMITH BARNEY HOLDINGS                        6.250%          05/15/2003          500,000            484,415
                                                                                                         ------------
                                                                                                            2,907,254
FINANCE - OTHER (15.2%)
  WESTERN NATIONAL (AMERICAN GENERAL)                  7.125%          02/15/2004          330,000            324,033
  ASSOCIATES                                           5.500%          02/15/2002        1,500,000          1,456,901
  FORD MOTOR CREDIT                                    5.750%          02/23/2004        1,000,000            940,220
  FORD MOTOR CREDIT                                    7.500%          03/15/2005        1,000,000            994,522
  GENERAL MOTORS ACCEPTANCE CORPORATION                6.700%          04/30/2001          395,000            393,242
  GENERAL MOTORS ACCEPTANCE CORPORATION                5.375%          09/30/2002          500,000            479,253
  GENERAL MOTORS ACCEPTANCE CORPORATION                5.875%          01/22/2003        1,000,000            963,377
  INTERNATIONAL LEASE FINANCE                          5.780%          03/01/2001          350,000            346,988
  MOBIL OIL EMPLOYEE STOCK                             5.875%          09/03/2002        1,000,000            975,888
  NORDSTROM CREDIT                                     6.700%          07/01/2005          500,000            481,254
  SAFECO                                               7.875%          04/01/2005          500,000            496,407
  SEARS ROEBUCK ACCEPTANCE CORPORATION                 6.400%          10/11/2000          350,000            349,495
  SEARS ROEBUCK ACCEPTANCE CORPORATION                 6.360%          12/04/2001          525,000            516,579
  SEARS ROEBUCK ACCEPTANCE CORPORATION                 6.630%          07/09/2002          542,000            532,313
                                                                                                         ------------
                                                                                                            9,250,472
INDUSTRIALS - AUTOMOTIVE (1.8%)
  GENERAL MOTORS                                       9.125%          07/15/2001        1,085,000          1,105,760
                                                                                                         ------------
                                                                                                            1,105,760
INDUSTRIALS - BASIC (0.4%)
  CYTEC INDUSTRIES                                     6.500%          03/15/2003          250,000            241,646
                                                                                                         ------------
                                                                                                              241,646
INDUSTRIALS - CAPITAL GOODS (1.6%)
  COOPER INDUSTRIES                                    5.880%          02/20/2003        1,000,000            958,500
                                                                                                         ------------
                                                                                                              958,500
INDUSTRIALS - ENERGY (2.5%)
  CHEVRON TRUST FUND                                   8.110%          12/01/2004          566,640            578,823
  NATIONAL FUEL GAS COMPANY                            6.214%          08/12/2027        1,000,000            970,359
                                                                                                         ------------
                                                                                                            1,549,182
INDUSTRIALS - HEALTH CARE (1.7%)
  KAISER FOUNDATION HOSPITALS                          9.000%          11/01/2001        1,000,000          1,027,175
                                                                                                         ------------
                                                                                                            1,027,175

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 29

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
INDUSTRIALS - OTHER CONSUMER NON-CYCLICAL (0.8%)
  ANHEUSER-BUSCH                                       6.750%          06/01/2005      $   500,000       $    488,127
                                                                                                         ------------
                                                                                                              488,127
INDUSTRIALS - OTHER (3.6%)
  ARVIN INDUSTRIES                                     6.875%          02/15/2001          250,000            247,150
  AVNET                                                6.450%          08/15/2003        1,000,000            976,943
  ENGLEHARD                                            6.500%          09/01/2000          445,000            444,757
  MCDONALD'S                                           6.625%          09/01/2005          500,000            486,801
                                                                                                         ------------
                                                                                                            2,155,651
INDUSTRIALS - RETAILERS (1.6%)
  AUTOZONE                                             6.000%          11/01/2003        1,000,000            949,762
                                                                                                         ------------
                                                                                                              949,762
INDUSTRIALS - SERVICES (2.9%)
  COMDISCO                                             5.950%          04/30/2002          540,000            513,614
  SERVICE CORPORATION INTERNATIONAL                    6.300%          03/15/2003        1,000,000            622,500
  SERVICE CORPORATION INTERNATIONAL                    7.375%          04/15/2004        1,000,000            600,000
                                                                                                         ------------
                                                                                                            1,736,114
INDUSTRIALS - TECHNOLOGY (1.2%)
  ORACLE                                               6.720%          02/15/2004          250,000            245,104
  SEAGATE TECHNOLOGY                                   7.125%          03/01/2004          500,000            475,652
                                                                                                         ------------
                                                                                                              720,756
INDUSTRIALS - TRANSPORTATION (2.7%)
  SOUTHWEST AIRLINES                                   8.750%          10/15/2003          500,000            517,896
  UNION PACIFIC RAILROAD                               7.320%          02/01/2002          150,000            149,169
  UNION PACIFIC RAILROAD                               7.060%          05/15/2003        1,000,000            973,470
                                                                                                         ------------
                                                                                                            1,640,535
UTILITIES (12.4%)
  BALTIMORE GAS & ELECTRIC                             8.375%          08/15/2001          300,000            303,487
  CENTRAL POWER & LIGHT                                6.875%          02/01/2003        1,000,000            982,575
  IOWA ELECTRIC LIGHT & POWER                          8.625%          05/15/2001          395,000            399,865
  METROPOLITAN EDISON                                  7.220%          01/30/2003          500,000            493,860
  PUBLIC SERVICE COMPANY OF COLORADO                   6.000%          04/15/2003        1,000,000            967,999
  PUBLIC SERVICE ELECTRIC & GAS                        7.875%          11/01/2001          275,000            276,809
  PACIFICORP (SCOTTISH POWER PLC)                      6.310%          07/28/2003          550,000            528,423
  SOUTHERN CALIFORNIA EDISON                           5.875%          01/15/2001           90,000             89,526
  U.S. WEST COMMUNICATIONS (QWEST)                     8.875%          06/01/2031          250,000            252,211
  UNITED TELEPHONE COMPANY OF FLORIDA                  6.250%          05/15/2003        1,000,000            972,593
  VIRGINIA ELECTRIC AND POWER                          7.200%          11/01/2004          500,000            494,783
  WISCONSIN ELECTRIC POWER                             6.625%          12/01/2002          750,000            743,330
  WORLDCOM                                             8.875%          01/15/2006        1,000,000          1,030,430
                                                                                                         ------------
                                                                                                            7,535,891
YANKEE (2.1%)
  PROVINCE OF MANITOBA                                 9.500%          10/01/2000          300,000            301,850
  ROYAL CARIBBEAN CRUISES                              7.125%          09/18/2002        1,000,000            963,523
                                                                                                         ------------
                                                                                                            1,265,373

TOTAL CORPORATE BONDS (IDENTIFIED COST $38,315,339)                                                        37,195,104
                                                                                                         ------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 30

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY SECURITIES (33.8%)

U.S. TREASURY NOTES (10.4%)
  UNITED STATES TREASURY NOTE                          5.625%          02/28/2001      $   500,000       $    497,344
  UNITED STATES TREASURY NOTE                          6.375%          03/31/2001           35,000             34,956
  UNITED STATES TREASURY NOTE                          5.750%          06/30/2001        2,000,000          1,985,625
  UNITED STATES TREASURY NOTE                          6.500%          08/31/2001          500,000            500,000
  UNITED STATES TREASURY NOTE                          6.250%          10/31/2001        1,300,000          1,295,532
  UNITED STATES TREASURY NOTE                          6.250%          01/31/2002          300,000            298,875
  UNITED STATES TREASURY NOTE                          6.625%          03/31/2002           40,000             40,075
  UNITED STATES TREASURY NOTE                          5.625%          12/31/2002          250,000            245,547
  UNITED STATES TREASURY NOTE                          5.875%          11/15/2004          400,000            394,000
  UNITED STATES TREASURY NOTE                          6.750%          05/15/2005        1,000,000          1,023,438
                                                                                                         ------------
                                                                                                            6,315,392
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (4.2%)
  FHLMC                                                6.150%          03/06/2003        1,250,000          1,221,503
  FHLMC                                                5.750%          07/15/2003          750,000            724,471
  FHLMC POOL E30447                                    8.500%          02/01/2006            5,006              5,080
  FHLMC POOL E39980                                    8.500%          08/01/2006            3,260              3,309
  FHLMC                                                7.214%          03/19/2007          500,000            489,233
  FHLMC POOL E43681                                    7.500%          01/01/2008          104,582            104,748
                                                                                                         ------------
                                                                                                            2,548,344
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (7.5%)
  FNMA                                                 5.320%          05/08/2001        1,000,000            987,850
  FNMA                                                 5.740%          02/09/2004        2,500,000          2,392,068
  FNMA                                                 6.350%          05/18/2005          500,000            481,583
  FNMA                                                 6.430%          05/23/2005          500,000            482,537
  FNMA                                                 7.330%          04/02/2007           50,000             49,201
  FNMA POOL 185550                                     7.000%          11/01/2007           53,409             52,771
  FNMA POOL 50953                                      7.000%          12/01/2008          120,021            118,459
                                                                                                         ------------
                                                                                                            4,564,469
FEDERAL HOME LOAN BANK (FHLB) (11.7%)
  FHLB                                                 6.000%          03/27/2002        1,000,000            984,246
  FHLB                                                 5.780%          03/05/2003          100,000             96,972
  FHLB                                                 6.125%          04/22/2004          500,000            482,422
  FHLB                                                 7.280%          08/23/2004        3,500,000          3,468,402
  FHLB                                                 6.095%          03/16/2005        2,000,000          1,911,788
  FHLB                                                 6.250%          04/06/2005           50,000             48,013
  FHLB                                                 6.400%          05/26/2005          125,000            120,445
                                                                                                         ------------
                                                                                                            7,112,288

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (IDENTIFIED COST $21,016,245)                                  20,540,493
                                                                                                         ------------

SHORT-TERM INVESTMENTS (3.9%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED               6.620%          07/03/2000        2,370,073          2,370,073
  06/30/00 (COLLATERALIZED BY 2,425,252 FNMA POOL #313525,                                               ------------
  7.50%, 5-1-12, MARKET VALUE $2,417,474)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,370,073)                                                   2,370,073
                                                                                                         ------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 31

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.0%) (IDENTIFIED COST $61,701,657)                                                  $ 60,105,670

OTHER ASSETS LESS LIABILITIES (1.0%)                                                                          604,878
                                                                                                         ------------

NET ASSETS (100.0%)                                                                                      $ 60,710,548
                                                                                                         ============

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 32

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (3.3%)

  GREEN TREE HOME IMPROVEMENT LOAN
    TRUST 1994-D-M2(1)                                 9.050%          01/15/2015      $   404,976       $    407,706
  MBNA MASTER CREDIT CARD TRUST 1995-C-A               6.450%          02/15/2008        1,000,000            971,800
  MERRILL LYNCH FHA 42                                 7.430%          09/01/2022        1,180,157          1,167,683
  SEARS CREDIT ACCOUNT MASTER TRUST 1999-1A            5.650%          03/17/2009        1,000,000            950,370
  TMS SBA LOAN TRUST 1999 -1A                          6.715%          07/15/2025        1,078,473          1,073,415
                                                                                                         ------------

TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $4,615,148)                                                  4,570,974
                                                                                                         ------------
PROJECT LOANS (1.3%)

  EVERGREEN TOWERS(2)                                  7.375%          09/01/2039        1,004,700            964,351
  PRAIRIE DISCRICT LOFTS(2)                            7.405%          05/01/2039          945,000            910,167
                                                                                                         ------------

TOTAL PROJECT LOANS (IDENTIFIED COST $1,951,850)                                                            1,874,518
                                                                                                         ------------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.5%)

  DEUTSCHE MORTGAGE AND ASSET RECEIVING
    CORPORATION 1998-C1-A1                             6.220%          09/15/2007          438,539            421,314
  GMAC COMMERCIAL MORTGAGE SECURITIES
    1998-C2-X                                          0.625%          08/15/2023       16,305,987            598,593
  GS MORTGAGE SECURITIES 1999-3-A(3)                   8.000%          08/19/2029        1,491,519          1,505,271
  LB COMMERCIAL MORTGAGE TRUST 1998-C4-A1A             5.870%          08/15/2006        1,632,100          1,553,596
  LB COMMERCIAL MORTGAGE TRUST 1999-C1-A2              6.780%          04/15/2009          715,000            684,342
  MORGAN STANLEY CAPITAL I-1998-CF1-X(3)               0.830%          12/15/2012        5,498,831            239,096
  PRUDENTIAL SECURITIES SECURED FINANCING
    CORPORATION 1998-C1-A1B                            6.506%          07/15/2008        1,400,000          1,313,396
                                                                                                         ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,758,889)                                      6,315,608
                                                                                                         ------------
U.S. GOVERNMENT AND AGENCY BONDS (86.3%)

U.S. TREASURY BONDS (0.3%)
  UNITED STATES TREASURY BOND                          8.500%          02/15/2020          410,000            513,141
                                                                                                         ------------
                                                                                                              513,141
U.S. TREASURY NOTES (1.3%)
  UNITED STATES TREASURY NOTE                          6.500%          02/15/2010        1,750,000          1,809,610
                                                                                                         ------------
                                                                                                            1,809,610
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (26.8%)
  GNMA                                                 7.250%          04/15/2006          249,226            246,904
  GNMA                                                 6.000%          04/15/2014          924,077            879,573
  GNMA                                                 6.500%          06/15/2014          793,992            772,497
  GNMA                                                 6.500%          08/15/2014        1,470,661          1,430,847
  GNMA                                                 6.500%          01/15/2015          911,518            885,046
  GNMA                                                 8.000%          08/15/2016          184,134            187,543
  GNMA                                                 8.000%          03/15/2017           36,377             37,079
  GNMA                                                 8.000%          04/15/2017           57,490             58,599
  GNMA                                                 8.000%          02/15/2022          254,968            258,955
  GNMA                                                 7.500%          12/15/2022          712,503            707,916
  GNMA                                                 7.000%          05/15/2023          442,826            432,346

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 33

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - CONTINUED
  GNMA                                                 7.500%          05/15/2023      $   623,981       $    622,533
  GNMA                                                 7.000%          07/15/2023          941,430            919,150
  GNMA                                                 7.000%          08/15/2023          317,431            309,919
  GNMA                                                 6.500%          10/15/2023          189,892            180,202
  GNMA                                                 6.500%          11/15/2023          712,089            675,750
  GNMA                                                 6.500%          12/15/2023        4,810,244          4,580,520
  GNMA                                                 7.000%          12/15/2023          711,212            694,379
  GNMA                                                 6.500%          01/15/2024        1,449,007          1,375,063
  GNMA                                                 6.500%          02/15/2024          576,500            547,080
  GNMA                                                 7.000%          02/15/2024        2,363,183          2,306,217
  GNMA                                                 6.500%          03/15/2024          213,761            202,853
  GNMA                                                 6.500%          04/15/2024        1,082,414          1,027,178
  GNMA                                                 7.000%          06/15/2024          667,170            651,087
  GNMA                                                 7.000%          10/15/2024          601,438            586,939
  GNMA                                                 8.000%          02/15/2025           24,479             24,830
  GNMA                                                 8.000%          05/15/2025           22,579             22,903
  GNMA                                                 8.000%          07/15/2025          311,666            316,138
  GNMA                                                 8.000%          08/15/2025           26,767             27,150
  GNMA                                                 8.000%          09/15/2025          133,253            135,165
  GNMA                                                 8.000%          11/15/2025          325,308            329,975
  GNMA                                                 6.500%          03/15/2026          163,258            155,422
  GNMA                                                 7.500%          08/15/2026           78,893             78,473
  GNMA                                                 8.000%          09/20/2026          990,965            998,008
  GNMA                                                 7.500%          08/15/2027           33,667             33,450
  GNMA                                                 7.500%          09/15/2027          245,342            243,763
  GNMA                                                 7.500%          10/15/2027           71,989             71,525
  GNMA                                                 7.000%          11/15/2027           32,385             31,524
  GNMA                                                 7.500%          11/15/2027           93,215             92,615
  GNMA                                                 7.000%          06/15/2028        3,298,759          3,209,137
  GNMA                                                 7.000%          07/15/2028          853,549            830,359
  GNMA                                                 7.000%          08/15/2028          868,077            844,493
  GNMA                                                 7.000%          09/15/2028          333,462            324,402
  GNMA                                                 7.000%          10/15/2028          619,644            602,808
  GNMA                                                 6.000%          02/20/2029        1,417,939          1,298,877
  GNMA                                                 6.500%          03/15/2029          411,678            390,716
  GNMA                                                 7.000%          03/15/2029          928,640            903,223
  GNMA                                                 8.000%          01/15/2030          179,883            181,877
  GNMA                                                 8.000%          04/15/2030        5,808,644          5,873,054
                                                                                                         ------------
                                                                                                           37,596,062
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (26.3%)
  FHLMC                                                7.000%          07/15/2005        1,850,000          1,841,157
  FHLMC                                                7.956%          08/15/2008          188,331            186,907
  FHLMC                                                6.500%          08/01/2010          228,456            221,838
  FHLMC                                                6.500%          09/01/2010          230,759            224,074
  FHLMC                                                6.500%          10/01/2010          509,101            494,354
  FHLMC                                                6.500%          11/01/2010          237,082            230,214
  FHLMC                                                6.500%          01/01/2011          287,460            279,133
  FHLMC                                                6.500%          02/01/2011          247,173            240,013
  FHLMC                                                6.500%          04/01/2011          653,639            634,261
  FHLMC                                                7.500%          03/01/2012          269,827            269,771

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 34

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - CONTINUED
  FHLMC                                                7.000%          07/01/2012      $   270,418       $    265,761
  FHLMC                                                6.000%          08/01/2012          482,563            458,522
  FHLMC                                                6.000%          09/01/2012           67,559             64,193
  FHLMC                                                6.500%          12/01/2012        2,549,333          2,465,283
  FHLMC                                                6.500%          02/01/2013          182,994            176,961
  FHLMC                                                6.500%          04/01/2013           19,719             19,038
  FHLMC                                                6.500%          05/01/2013          423,973            409,995
  FHLMC                                                5.500%          06/01/2013           41,087             38,145
  FHLMC                                                6.000%          06/01/2013          497,759            472,092
  FHLMC                                                5.500%          11/01/2013           65,326             60,650
  FHLMC                                                5.500%          12/01/2013        1,854,123          1,721,383
  FHLMC                                                6.000%          12/01/2013          467,395            443,294
  FHLMC                                                5.500%          01/01/2014        1,913,935          1,776,912
  FHLMC                                                6.500%          01/01/2014          499,928            482,650
  FHLMC                                                5.500%          02/01/2014           25,702             23,862
  FHLMC                                                6.000%          02/01/2014          464,242            440,304
  FHLMC                                                5.500%          03/01/2014        1,359,110          1,261,114
  FHLMC                                                6.000%          03/01/2014          398,407            377,786
  FHLMC                                                5.500%          04/01/2014          313,757            291,134
  FHLMC                                                5.500%          05/01/2014        4,908,424          4,554,610
  FHLMC                                                6.000%          05/01/2014          583,557            553,350
  FHLMC                                                5.500%          06/01/2014          255,971            237,514
  FHLMC                                                5.500%          07/01/2014          795,673            738,303
  FHLMC                                                6.000%          07/01/2014          448,550            425,420
  FHLMC                                                6.000%          09/01/2014           93,331             88,500
  FHLMC                                                7.000%          01/01/2015          480,924            472,403
  FHLMC                                                6.500%          04/01/2018          767,064            732,009
  FHLMC                                                9.000%          09/01/2018          197,408            205,259
  FHLMC                                                7.000%          06/01/2024           27,533             26,674
  FHLMC                                                8.000%          07/01/2024          731,732            737,835
  FHLMC                                                8.000%          08/01/2024           93,305             94,083
  FHLMC                                                8.000%          06/01/2025           13,290             13,434
  FHLMC                                                8.000%          07/01/2025          514,096            518,800
  FHLMC                                                8.000%          09/01/2025           15,417             15,532
  FHLMC                                                8.000%          11/01/2025           20,712             20,867
  FHLMC                                                8.000%          12/01/2025          121,579            122,692
  FHLMC                                                8.000%          01/01/2026            8,517              8,581
  FHLMC                                                7.000%          05/01/2026          112,116            108,620
  FHLMC                                                8.000%          06/01/2026          206,007            207,509
  FHLMC                                                8.000%          09/01/2027            6,467              6,521
  FHLMC                                                6.000%          01/01/2029        1,965,605          1,801,901
  FHLMC                                                6.000%          02/01/2029          949,263            870,205
  FHLMC                                                6.000%          03/01/2029        2,978,139          2,729,587
  FHLMC                                                6.500%          04/01/2029        2,238,492          2,114,408
  FHLMC                                                6.000%          05/01/2029          320,909            294,028
  FHLMC                                                6.500%          05/01/2029          525,938            496,602
  FHLMC                                                6.000%          06/01/2029        1,463,709          1,341,101
  FHLMC                                                6.500%          07/01/2029        1,033,938            975,755
  FHLMC STRIP_206 PO                                   0.000%          12/15/2029          614,903            403,877
  FHLMC                                                7.500%          05/01/2030           73,865             72,867
                                                                                                         ------------
                                                                                                           36,859,648

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 35

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (31.6%)
  FNMA                                                 8.000%          10/01/2009      $   202,685       $    204,373
  FNMA                                                 7.000%          05/01/2011        2,071,760          2,042,220
  FNMA                                                 6.500%          03/01/2013           24,978             24,101
  FNMA                                                 6.500%          05/01/2013           20,061             19,357
  FNMA                                                 6.000%          07/01/2013           65,863             62,370
  FNMA                                                 6.000%          08/01/2013          388,234            367,645
  FNMA                                                 5.500%          10/01/2013        2,631,202          2,439,060
  FNMA                                                 6.000%          11/01/2013          379,534            359,407
  FNMA                                                 8.000%          11/01/2013          680,340            683,373
  FNMA                                                 5.500%          12/01/2013        2,083,589          1,931,435
  FNMA                                                 6.000%          12/01/2013           87,607             82,961
  FNMA                                                 6.000%          01/01/2014          472,755            447,674
  FNMA                                                 5.500%          02/01/2014           44,115             40,867
  FNMA                                                 6.000%          02/01/2014          567,014            536,806
  FNMA                                                 6.000%          03/01/2014          236,961            224,344
  FNMA                                                 6.000%          04/01/2014        1,863,327          1,763,950
  FNMA                                                 6.000%          05/01/2014        2,532,924          2,397,836
  FNMA                                                 6.000%          06/01/2014        1,815,154          1,718,354
  FNMA                                                 5.500%          07/01/2014          499,950            463,442
  FNMA                                                 6.000%          07/01/2014        4,374,251          4,140,961
  FNMA                                                 6.000%          08/01/2014           47,890             45,336
  FNMA                                                 8.000%          08/01/2014        1,187,852          1,194,644
  FNMA                                                 6.000%          09/01/2014           24,629             23,315
  FNMA                                                 6.000%          01/01/2015           28,186             26,682
  FNMA                                                 6.000%          03/01/2015          335,801            317,892
  FNMA                                                 6.500%          05/01/2018        1,568,625          1,499,750
  FNMA                                                 6.000%          01/25/2022          473,671            442,234
  FNMA                                                 8.000%          05/01/2022          127,000            128,027
  FNMA                                                 7.500%          08/01/2023          211,511            209,930
  FNMA                                                 6.500%          11/01/2024          519,234            493,777
  FNMA                                                 7.000%          10/01/2025          560,515            542,109
  FNMA                                                 7.500%          02/01/2026          515,733            511,221
  FNMA                                                 7.000%          09/01/2026          343,982            332,685
  FNMA                                                 7.500%          09/01/2026          495,144            490,307
  FNMA                                                 7.000%          04/01/2027          549,218            530,939
  FNMA                                                 7.500%          05/01/2027          125,168            123,659
  FNMA                                                 7.500%          11/01/2027          170,795            168,735
  FNMA                                                 7.500%          12/01/2027        1,162,500          1,148,482
  FNMA                                                 7.500%          01/01/2028           29,481             29,167
  FNMA                                                 7.500%          02/01/2028          263,844            261,535
  FNMA                                                 6.500%          04/01/2028          786,544            742,185
  FNMA                                                 6.500%          05/01/2028          243,083            229,374
  FNMA                                                 7.500%          06/01/2028          248,648            246,005
  FNMA                                                 6.000%          10/01/2028        3,531,162          3,236,481
  FNMA                                                 7.500%          10/01/2028           45,576             44,991
  FNMA                                                 6.000%          11/01/2028          190,684            174,771
  FNMA                                                 6.000%          12/01/2028          789,557            723,668
  FNMA                                                 6.000%          01/01/2029        1,480,023          1,355,753
  FNMA                                                 6.000%          02/01/2029          354,204            324,645
  FNMA                                                 6.500%          02/01/2029          877,910            828,033

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 36

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT             VALUE
----------------------------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - CONTINUED
  FNMA                                                 6.500%          03/01/2029      $   663,563       $    626,140
  FNMA                                                 6.500%          04/01/2029          558,731            527,221
  FNMA                                                 6.000%          06/01/2029          748,464            685,442
  FNMA                                                 6.500%          06/01/2029          704,432            664,412
  FNMA                                                 7.500%          06/01/2029          113,787            112,233
  FNMA                                                 6.500%          07/01/2029          380,236            358,633
  FNMA                                                 7.500%          07/01/2029           27,368             26,994
  FNMA                                                 6.000%          08/01/2029        2,806,761          2,569,622
  FNMA                                                 7.000%          08/01/2029          964,170            930,856
  FNMA                                                 6.500%          09/01/2029          174,228            164,330
  FNMA                                                 8.000%          09/01/2029           52,929             53,180
  FNMA                                                 7.500%          11/01/2029          971,576            958,313
  FNMA                                                 7.000%          02/01/2030          197,728            190,895
                                                                                                         ------------
                                                                                                           44,245,139

TOTAL U.S. GOVERNMENT AND AGENCY BONDS (IDENTIFIED COST $122,727,899)                                     121,023,600
                                                                                                         ------------

SHORT-TERM INVESTMENTS (3.2%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED               6.620%          07/03/2000        4,450,000          4,450,000
  06/30/00 (Collateralized by 4,780,096 FNMA Pool                                                        ------------
  #413208, 6.50%, 3-1-18, market value $4,539,000)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $4,450,000)                                                   4,450,000
                                                                                                         ------------

TOTAL INVESTMENTS (98.6%) (IDENTIFIED COST $140,503,786)                                                  138,234,700

OTHER ASSETS LESS LIABILITIES (1.4%)                                                                        1,964,502
                                                                                                         ------------

NET ASSETS (100.0%)                                                                                      $140,199,202
                                                                                                         ============

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 37

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)


FORWARD COMMITMENTS

---------------------------------------------------------------------------------------------------------------------
                                                      PRINCIPAL         DELIVERY          COUPON            MARKET
  AGENCY                                               AMOUNT             DATE             RATE             VALUE
---------------------------------------------------------------------------------------------------------------------
  TBA PURCHASE COMMITMENTS AT JUNE 30, 2000
  (Cost payable $7,586,117)
  FHLMC                                             $ 6,600,000        07/17/2000          6.500%        $  6,224,625
  FNMA                                                1,500,000        07/20/2000          5.500%           1,388,437
                                                                                                         ------------
                                                                                                         $  7,613,062
                                                                                                         ============
  TBA SALE COMMITMENTS AT JUNE 30, 2000
  (Proceeds receivable $4,602,610)
  FHLMC                                                600,000         07/17/2000          6.500%        $    565,875
  FNMA                                               1,100,000         07/20/2000          6.000%           1,040,188
  GNMA                                               3,100,000         07/20/2000          6.500%           3,008,938
                                                                                                         ------------
                                                                                                         $  4,615,001
                                                                                                         ============



OUTSTANDING FUTURES CONTRACTS

                                                                                                          UNREALIZED
                                                                        UNITS PER        CURRENT         APPRECIATION/
  TYPE                              EXPIRATION        CONTRACTS         CONTRACT          VALUE         (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
  30 YEAR BOND FUTURE (BUY)         09/29/2000              7              1,000       $   681,406       $      8,746
  10 YEAR BOND FUTURE (SELL)        09/29/2000             41              1,000        (4,037,859)           (14,334)
  5 YEAR NOTE FUTURE (BUY)          09/29/2000             47              1,000         4,653,734              5,682
                                                                                                         ------------
                                                                                                         $         94
                                                                                                         ============


(1) Security has been segregated with the custodian to cover margin requirements for the open futures contracts at June 30, 2000.
(2) A portion of this security was purchased on a delayed delivery basis.
(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 38

                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                         AS OF JUNE 30, 2000 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
                                                      INTEREST          MATURITY        PRINCIPAL
DESCRIPTION                                             RATE              DATE            AMOUNT            VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. AGENCY BONDS (86.5%)

FEDERAL HOME LOAN BANK (FHLB) (13.5%)
  FHLB DISCOUNT NOTE                                   6.437%          07/03/2000     $ 15,000,000       $ 15,000,000
  FHLB DISCOUNT NOTE                                   5.930%          07/14/2000       10,000,000          9,980,261
  FHLB DISCOUNT NOTE                                   6.420%          09/08/2000       10,000,000          9,880,144
  FHLB DISCOUNT NOTE                                   6.500%          10/05/2000       15,000,000         14,746,983
  FHLB DISCOUNT NOTE                                   6.610%          11/22/2000       11,795,000         11,493,055
                                                                                                         ------------
                                                                                                           61,100,443
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (25.7%)
  FHLMC DISCOUNT NOTE                                  4.390%          07/06/2000       12,500,000         12,493,906
  FHLMC DISCOUNT NOTE                                  6.040%          07/18/2000       15,000,000         14,959,870
  FHLMC DISCOUNT NOTE                                  6.200%          07/25/2000       10,000,000          9,960,522
  FHLMC DISCOUNT NOTE                                  6.380%          08/10/2000       15,000,000         14,897,083
  FHLMC DISCOUNT NOTE                                  6.440%          08/24/2000       15,000,000         14,859,145
  FHLMC DISCOUNT NOTE                                  6.490%          08/31/2000       15,000,000         14,839,471
  FHLMC DISCOUNT NOTE                                  6.130%          09/14/2000       14,795,000         14,610,794
  FHLMC DISCOUNT NOTE                                  6.510%          09/28/2000       20,000,000         19,686,921
                                                                                                         ------------
                                                                                                          116,307,712
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (47.3%)
  FNMA DISCOUNT NOTE                                   5.500%          07/13/2000       15,000,000         14,974,813
  FNMA DISCOUNT NOTE                                   5.630%          07/20/2000       15,000,000         14,957,925
  FNMA DISCOUNT NOTE                                   5.980%          07/27/2000       20,000,000         19,917,253
  FNMA DISCOUNT NOTE                                   5.770%          08/03/2000       15,000,000         14,923,404
  FNMA DISCOUNT NOTE                                   5.880%          08/08/2000       14,500,000         14,412,855
  FNMA DISCOUNT NOTE                                   5.850%          08/17/2000       15,000,000         14,888,625
  FNMA DISCOUNT NOTE                                   6.120%          09/07/2000       15,000,000         14,831,095
  FNMA DISCOUNT NOTE                                   6.150%          09/21/2000       17,198,000         16,963,343
  FNMA DISCOUNT NOTE                                   6.570%          09/26/2000       15,000,000         14,768,375
  FNMA DISCOUNT NOTE                                   6.640%          10/02/2000       15,000,000         14,749,750
  FNMA DISCOUNT NOTE                                   6.220%          10/12/2000       15,000,000         14,740,346
  FNMA DISCOUNT NOTE                                   6.230%          10/19/2000       15,000,000         14,722,350
  FNMA DISCOUNT NOTE                                   6.450%          10/26/2000       15,000,000         14,694,531
  FNMA DISCOUNT NOTE                                   6.570%          11/02/2000       15,000,000         14,670,854
                                                                                                         ------------
                                                                                                          214,215,519

TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $391,623,674)                                                    391,623,674
                                                                                                         ------------

SHORT-TERM INVESTMENTS (14.0%)

  FIFTH THIRD REPURCHASE AGREEMENT DATED               6.620%          07/03/2000       63,515,694         63,515,694
  6/30/2000 (Collateralized by 66,222,195 FNMA                                                           ------------
  #535255, 7.00%, 04-01-15, market value $64,786,008)

TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $63,515,694)                                                 63,515,694
                                                                                                         ------------

TOTAL INVESTMENTS (100.5%) (IDENTIFIED COST $455,139,368)(1)                                              455,139,368

OTHER ASSETS LESS LIABILITIES (-0.5%)                                                                      (2,247,201)
                                                                                                         ------------

NET ASSETS (100.0%)                                                                                      $452,892,167
                                                                                                         ============

(1) The identified cost for Federal tax purposes is the same as shown above.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 39

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                                                                           SMALL TO
                                                                   GROWTH               VALUE               MID CAP
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                                $  406,153,215      $  170,829,999       $  474,426,499
 REPURCHASE AGREEMENTS, AT COST                                     1,634,552           1,992,318           11,791,123
                                                             -----------------------------------------------------------
 TOTAL INVESTMENTS*                                               407,787,767         172,822,317          486,217,622
 CASH                                                                      --                  --                   --
 FOREIGN CURRENCY, AT VALUE                                                --                  --                   --
 RECEIVABLE FOR INVESTMENTS SOLD                                   24,872,890          11,826,713           11,787,685
 RECEIVABLE FOR CAPITAL SHARES SOLD                                 1,387,800           1,773,680           25,116,312
 DIVIDENDS AND INTEREST RECEIVABLE                                    126,072             322,274              255,647
 RECEIVABLE FOR FUTURES CONTRACT SETTLEMENT                                --              15,150                   --
 TBA PURCHASE COMMITMENTS, AT VALUE                                        --                  --                   --
------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                                                     434,174,529         186,760,134          523,377,266
------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
 OPEN FORWARD CURRENCY CONTRACTS                                           --                  --                   --
 DISTRIBUTIONS PAYABLE                                                267,017           2,382,209           42,353,808
 PAYABLE FOR INVESTMENTS PURCHASED                                 30,716,886          10,767,567                   --
 PAYABLE FOR CAPITAL SHARES REPURCHASED                               868,691             673,293              813,875
 PAYABLE DUE TO ACCESSOR CAPITAL (Note 3)                             154,225              71,190              260,172
 MONEY MANAGERS FEE PAYABLE  (Note 3)                                 197,763              50,773              503,278
 PAYABLE FOR FUTURES CONTRACT SETTLEMENT                                   --                  --                   --
 TBA SALE COMMITMENTS, AT VALUE                                            --                  --                   --
 ACCRUED EXPENSES AND OTHER LIABILITIES                                65,108              20,879               76,283
------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                                                 32,269,690          13,965,911           44,007,416
------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                    $  401,904,839      $  172,794,223       $  479,369,850
========================================================================================================================

NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                               $  283,716,621      $  178,237,361       $  424,871,335
 NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS, RECEIVABLES,
  PAYABLES, AND FUTURES CONTRACTS                                 117,296,681          (7,737,990)          19,873,646
 UNDISTRIBUTED NET INVESTMENT INCOME                                       --               2,914                   --
 ACCUMULATED NET REALIZED GAIN
  (LOSS) ON INVESTMENTS, FUTURES CONTRACTS,
  OPTIONS, AND FOREIGN CURRENCIES                                     891,537           2,291,938           34,624,869
------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                    $  401,904,839      $  172,794,223       $  479,369,850
========================================================================================================================

NET ASSETS:
 ADVISOR CLASS                                                 $  349,353,282      $  145,189,035       $  441,445,595
 INVESTOR CLASS                                                    52,551,557          27,605,188           37,924,255
------------------------------------------------------------------------------------------------------------------------
 TOTAL                                                         $  401,904,839      $  172,794,223       $  479,369,850
========================================================================================================================

OUTSTANDING SHARES:
 ADVISOR CLASS                                                      9,827,812           7,600,171           18,067,224
 INVESTOR CLASS                                                     1,493,549           1,445,103            1,572,833
------------------------------------------------------------------------------------------------------------------------
 TOTAL                                                             11,321,361           9,045,274           19,640,057
========================================================================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
 ADVISOR CLASS                                                 $        35.55      $        19.10       $        24.43
========================================================================================================================
 INVESTOR CLASS                                                $        35.19      $        19.10       $        24.11
========================================================================================================================

 *INVESTMENTS, AT COST (Note 6)                                $  290,491,086      $  180,571,357       $  466,343,976
------------------------------------------------------------------------------------------------------------------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 40

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                               INTERNATIONAL         HIGH YIELD          INTERMEDIATE
                                                                   EQUITY               BOND             FIXED-INCOME
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                                $  250,954,552      $   19,093,125       $   62,374,561
 REPURCHASE AGREEMENTS, AT COST                                     9,471,499           1,219,232            1,839,145
                                                             -----------------------------------------------------------
 TOTAL INVESTMENTS*                                               260,426,051          20,312,357           64,213,706
 CASH                                                                   3,321                  --                   --
 FOREIGN CURRENCY, AT VALUE                                           147,465                  --                   --
 RECEIVABLE FOR INVESTMENTS SOLD                                    3,116,013                  --                   --
 RECEIVABLE FOR CAPITAL SHARES SOLD                                12,067,906             110,093              297,694
 DIVIDENDS AND INTEREST RECEIVABLE                                    567,909             366,860            1,136,757
 RECEIVABLE FOR FUTURES CONTRACT SETTLEMENT                                --                  --                   --
 TBA PURCHASE COMMITMENTS, AT VALUE                                        --                  --                   --
------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                                                     276,328,665          20,789,310           65,648,157
------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
 OPEN FORWARD CURRENCY CONTRACTS                                       23,753                  --                   --
 DISTRIBUTIONS PAYABLE                                             18,993,091             139,642              369,451
 PAYABLE FOR INVESTMENTS PURCHASED                                         --                  --                   --
 PAYABLE FOR CAPITAL SHARES REPURCHASED                               332,635             164,250              358,819
 PAYABLE DUE TO ACCESSOR CAPITAL (Note 3)                             123,693               6,156               20,329
 MONEY MANAGERS FEE PAYABLE  (Note 3)                                 353,182               4,430                3,241
 PAYABLE FOR FUTURES CONTRACT SETTLEMENT                                   --                  --                   --
 TBA SALE COMMITMENTS, AT VALUE                                            --                  --                   --
 ACCRUED EXPENSES AND OTHER LIABILITIES                                65,925              14,992               12,925
------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                                                 19,892,279             329,470              764,765
------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                    $  256,436,386      $   20,459,840       $   64,883,392
========================================================================================================================

NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                               $  221,309,556      $   20,625,926       $   70,267,741
 NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS, RECEIVABLES,
   PAYABLES, AND FUTURES CONTRACTS                                 22,550,696            (166,099)          (3,154,815)
 UNDISTRIBUTED NET INVESTMENT INCOME                                  920,850                  13                  372
 ACCUMULATED NET REALIZED GAIN
  (LOSS) ON INVESTMENTS, FUTURES CONTRACTS,
   OPTIONS, AND FOREIGN CURRENCIES                                 11,655,284                  --           (2,229,906)
------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                    $  256,436,386      $   20,459,840       $   64,883,392
========================================================================================================================

NET ASSETS:
 ADVISOR CLASS                                                 $  221,898,747      $    8,824,847       $   55,254,557
 INVESTOR CLASS                                                    34,537,639          11,634,993            9,628,835
------------------------------------------------------------------------------------------------------------------------
 TOTAL                                                         $  256,436,386      $   20,459,840       $   64,883,392
========================================================================================================================

OUTSTANDING SHARES:
 ADVISOR CLASS                                                     12,467,195             744,282            4,925,929
 INVESTOR CLASS                                                     1,964,136             981,309              858,396
------------------------------------------------------------------------------------------------------------------------
 TOTAL                                                             14,431,331           1,725,591            5,784,325
========================================================================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
 ADVISOR CLASS                                                 $        17.80      $        11.86       $        11.22
========================================================================================================================
 INVESTOR CLASS                                                $        17.58      $        11.86       $        11.22
========================================================================================================================

 *INVESTMENTS, AT COST (Note 6)                                $  237,242,479      $   20,478,456       $   67,368,521
------------------------------------------------------------------------------------------------------------------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 41

                      STATEMENTS OF ASSETS AND LIABILITIES
                            JUNE 30, 2000 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                             SHORT-INTERMEDIATE        MORTGAGE          U.S. GOVERNMENT
                                                                 FIXED-INCOME         SECURITIES              MONEY
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 INVESTMENTS, AT VALUE (Note 2)                                $   57,735,597       $  133,784,700       $  391,623,674
 REPURCHASE AGREEMENTS, AT COST                                     2,370,073            4,450,000           63,515,694
 TOTAL INVESTMENTS*                                                60,105,670          138,234,700          455,139,368
 CASH                                                                      --               47,804                   --
 FOREIGN CURRENCY, AT VALUE                                                --                   --                   --
 RECEIVABLE FOR INVESTMENTS SOLD                                           --           11,885,835                   --
 RECEIVABLE FOR CAPITAL SHARES SOLD                                   216,409              320,239                   --
 DIVIDENDS AND INTEREST RECEIVABLE                                  1,120,663              856,132               35,039
 RECEIVABLE FOR FUTURES CONTRACT SETTLEMENT                                --                5,141                   --
 TBA PURCHASE COMMITMENTS, AT VALUE                                        --            7,613,062                   --
-------------------------------------------------------------------------------------------------------------------------
 TOTAL ASSETS                                                      61,442,742          158,962,913          455,174,407
-------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
 OPEN FORWARD CURRENCY CONTRACTS                                           --                   --                   --
 DISTRIBUTIONS PAYABLE                                                318,276              752,469            2,143,935
 PAYABLE FOR INVESTMENTS PURCHASED                                         --           12,747,096                   --
 PAYABLE FOR CAPITAL SHARES REPURCHASED                               376,899              456,732                   --
 PAYABLE DUE TO ACCESSOR CAPITAL (Note 3)                              19,067               44,495               90,101
 MONEY MANAGERS FEE PAYABLE  (Note 3)                                   4,918               84,264                   --
 PAYABLE FOR FUTURES CONTRACT SETTLEMENT                                   --                5,578                   --
 TBA SALE COMMITMENTS, AT VALUE                                            --            4,615,001                   --
 ACCRUED EXPENSES AND OTHER LIABILITIES                                13,034               58,076               48,204
-------------------------------------------------------------------------------------------------------------------------
 TOTAL LIABILITIES                                                    732,194           18,763,711            2,282,240
-------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                    $   60,710,548       $  140,199,202       $  452,892,167
=========================================================================================================================

NET ASSETS CONSIST OF:
 PAID-IN CAPITAL                                               $   62,936,632       $  145,326,000       $  452,894,541
 NET UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS, RECEIVABLES,
  PAYABLES, AND FUTURES CONTRACTS                                  (1,595,987)          (2,242,862)                  --
 UNDISTRIBUTED NET INVESTMENT INCOME                                       --                   --                   --
 ACCUMULATED NET REALIZED GAIN
  (LOSS) ON INVESTMENTS, FUTURES CONTRACTS,
  OPTIONS, AND FOREIGN CURRENCIES                                    (630,097)          (2,883,936)              (2,374)
-------------------------------------------------------------------------------------------------------------------------
 NET ASSETS                                                    $   60,710,548       $  140,199,202       $  452,892,167
=========================================================================================================================

NET ASSETS:
 ADVISOR CLASS                                                 $   51,375,417       $  121,651,432       $  444,864,627
 INVESTOR CLASS                                                     9,335,131           18,547,770            8,027,540
-------------------------------------------------------------------------------------------------------------------------
 TOTAL                                                         $   60,710,548       $  140,199,202       $  452,892,167
=========================================================================================================================

OUTSTANDING SHARES:
 ADVISOR CLASS                                                      4,378,161           10,105,376          444,868,697
 INVESTOR CLASS                                                       795,545            1,540,660            8,027,372
-------------------------------------------------------------------------------------------------------------------------
 TOTAL                                                              5,173,706           11,646,036          452,896,069
=========================================================================================================================

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
 ADVISOR CLASS                                                 $        11.73       $        12.04       $         1.00
=========================================================================================================================
 INVESTOR CLASS                                                $        11.73       $        12.04       $         1.00
=========================================================================================================================

 *INVESTMENTS, AT COST (Note 6)                                $   61,701,657       $  140,503,786       $  455,139,368
-------------------------------------------------------------------------------------------------------------------------

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 42

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------
                                                                                                SMALL TO
                                                         GROWTH               VALUE              MID CAP
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS (NET OF FOREIGN WITHHOLDING
  TAXES OF $458 FOR GROWTH FUND AND
  $1,011 FOR SMALL TO MID CAP FUND)                 $    1,008,342       $    1,708,909       $    1,655,928
 INTEREST                                                  171,680              138,099              356,944
 COMMISSION RECAPTURE                                       34,637               49,853                   --
--------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT INCOME                                 1,214,659            1,896,861            2,012,872
--------------------------------------------------------------------------------------------------------------

EXPENSES:
 MANAGEMENT FEES (Note 3)                                  876,353              397,563            1,534,046
 MONEY MANAGERS FEES (Note 3)                              428,267              130,289            1,073,834
 TRANSFER AGENT & ADMINISTRATION FEES (Note 3)             259,757              118,782              338,773
 FUND ACCOUNTING FEES                                       39,663               26,480               46,646
 LEGAL FEES                                                 29,557               15,026               34,005
 AUDIT FEES                                                  5,638                6,572               19,379
 CUSTODIAN FEES                                             12,519                5,833               27,635
 REGISTRATION FEES                                          30,747               11,507               17,801
 DIRECTORS FEES                                              3,348                2,037                5,127
 PRINTING/POSTAGE EXPENSE                                    3,179                   24                  570
 OTHER                                                      10,678                4,310               13,406

 INVESTOR CLASS ONLY (Notes 2 & 3):
 DISTRIBUTION & SHAREHOLDER SERVICE FEES                    60,268               35,352               52,789
 ADMINISTRATIVE SERVICES FEES                               60,268               35,352               52,789
--------------------------------------------------------------------------------------------------------------
 NET EXPENSES                                            1,820,242              789,127            3,216,800
--------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                             (605,583)           1,107,734           (1,203,928)
--------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                            1,282,945            3,250,811           34,790,361
  FUTURES                                                       --             (173,264)                  --
  FOREIGN EXCHANGE                                              --                   --                   --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                          4,828,177          (15,176,924)         (46,559,728)
 CHANGE IN UNREALIZED DEPRECIATION
  OF FOREIGN CURRENCY                                           --                   --                   --
--------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)                 6,111,122          (12,099,377)         (11,769,367)
--------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) RESULTING
 FROM OPERATIONS                                    $    5,505,539       $  (10,991,643)      $  (12,973,295)
==============================================================================================================

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 43

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------
                                                     INTERNATIONAL         HIGH YIELD           INTERMEDIATE
                                                         EQUITY              BOND(1)            FIXED-INCOME
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 DIVIDENDS (NET OF FOREIGN WITHHOLDING
  TAXES OF $235,220 FOR INTERNATIONAL
  EQUITY FUND)                                      $    1,760,633       $          139       $           --
 INTEREST                                                  938,588              260,452            2,431,620
 COMMISSION RECAPTURE                                      233,561                   --                   --
--------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT INCOME                                 2,932,782              260,591            2,431,620
--------------------------------------------------------------------------------------------------------------

EXPENSES:
 MANAGEMENT FEES (Note 3)                                  764,022               10,633              119,954
 MONEY MANAGERS FEES (Note 3)                              757,299                4,430                6,664
 TRANSFER AGENT & ADMINISTRATION FEES (Note 3)             184,578                3,915               45,339
 FUND ACCOUNTING FEES                                       50,782                5,145               21,924
 LEGAL FEES                                                 15,050                  267                5,688
 AUDIT FEES                                                  7,463                  251                1,546
 CUSTODIAN FEES                                            109,027                  450                1,463
 REGISTRATION FEES                                          13,823                1,809                7,978
 DIRECTORS FEES                                              2,706                   50                  737
 PRINTING/POSTAGE EXPENSE                                    3,518                   63                2,256
 OTHER                                                       7,626                  168                1,071

 INVESTOR CLASS ONLY (Notes 2 & 3):
 DISTRIBUTION & SHAREHOLDER SERVICE FEES                    48,019                4,776               13,159
 ADMINISTRATIVE SERVICES FEES                               48,019                4,776               13,159
--------------------------------------------------------------------------------------------------------------
 NET EXPENSES                                            2,011,932               36,733              240,938
--------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                              920,850              223,858            2,190,682
--------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                           13,788,054                   --           (1,095,615)
  FUTURES                                                       --                   --                   --
  FOREIGN EXCHANGE                                      (1,878,289)                  --                   --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                        (43,370,170)            (166,099)             520,549
 CHANGE IN UNREALIZED DEPRECIATION
  OF FOREIGN CURRENCY                                     (525,870)                  --                   --
--------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)               (31,986,275)            (166,099)            (575,066)
--------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) RESULTING
 FROM OPERATIONS                                    $  (31,065,425)      $       57,759       $    1,615,616
==============================================================================================================


(1) For the period of May 1, 2000 (commencement of operations) through June 30, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 44

                            STATEMENTS OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------
                                                  SHORT-INTERMEDIATE        MORTGAGE          U.S. GOVERNMENT
                                                     FIXED-INCOME          SECURITIES              MONEY
--------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 INTEREST                                           $    1,999,954       $    5,312,590       $   11,825,058
 COMMISSION RECAPTURE                                        1,296                   --                   --
--------------------------------------------------------------------------------------------------------------
 TOTAL INVESTMENT INCOME                                 2,001,250            5,312,590           11,825,058
--------------------------------------------------------------------------------------------------------------

EXPENSES:
 MANAGEMENT FEES (Note 3)                                  109,204              270,596              492,215
 MONEY MANAGERS FEES (Note 3)                                6,066              172,882                   --
 TRANSFER AGENT & ADMINISTRATION FEES (Note 3)              41,054              100,606              260,271
 FUND ACCOUNTING FEES                                       19,064               46,205               37,458
 LEGAL FEES                                                  4,440               13,881               31,665
 AUDIT FEES                                                     82                6,449               11,302
 CUSTODIAN FEES                                              1,322               30,978                8,141
 REGISTRATION FEES                                          12,157                5,099               32,725
 DIRECTORS FEES                                                486                2,188                3,856
 PRINTING/POSTAGE EXPENSE                                      333                2,067                5,218
 OTHER                                                       1,507                3,965                9,952
 INVESTOR CLASS ONLY (Notes 2 & 3):
 DISTRIBUTION & SHAREHOLDER SERVICE FEES                    11,385               32,549                9,854
 ADMINISTRATIVE SERVICES FEES                               11,385               32,549                9,854
--------------------------------------------------------------------------------------------------------------
 NET EXPENSES                                              218,485              720,014              912,511
--------------------------------------------------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)                            1,782,765            4,592,576           10,912,547
--------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAINS (LOSSES):
 NET REALIZED GAIN (LOSS) ON:
  INVESTMENTS                                             (416,104)          (1,298,801)                  --
  FUTURES                                                       --              126,403                   --
  FOREIGN EXCHANGE                                              --                   --                   --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                            (83,362)           1,712,829                   --
 CHANGE IN UNREALIZED DEPRECIATION
  OF FOREIGN CURRENCY                                           --                   --                   --
--------------------------------------------------------------------------------------------------------------
 NET REALIZED AND UNREALIZED GAIN (LOSS)                  (499,466)             540,431                   --
--------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) RESULTING
 FROM OPERATIONS                                    $    1,283,299       $    5,133,007       $   10,912,547
==============================================================================================================

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 45

                       STATEMENTS OF CHANGES IN NET ASSETS
                            JUNE 30, 2000 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                                  GROWTH                                   VALUE
                                                   -------------------------------------------------------------------------------
                                                     PERIOD ENDED          YEAR ENDED         PERIOD ENDED           YEAR ENDED
                                                    JUNE 30, 2000        DEC. 31, 1999       JUNE 30, 2000         DEC. 31, 1999
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)                      $     (605,583)      $     (762,029)      $    1,107,734       $    1,267,083
 NET REALIZED GAIN ON INVESTMENTS
  AND FUTURES                                           1,282,945           11,743,235            3,077,547           14,761,216
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                         4,828,177           60,006,532          (15,176,924)          (7,756,671)
----------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS                5,505,539           70,987,738          (10,991,643)           8,271,628

DISTRIBUTIONS:
 FROM NET INVESTMENT INCOME
  ADVISOR CLASS                                                --                   --             (986,807)          (1,191,237)
  INVESTOR CLASS                                               --                   --             (118,013)             (78,542)
                                                   -------------------------------------------------------------------------------
                                                               --                   --           (1,104,820)          (1,269,779)
 FROM NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                          (231,727)         (11,586,172)          (1,507,121)         (10,864,288)
  INVESTOR CLASS                                          (35,290)          (1,499,831)            (286,152)          (1,906,043)
                                                   -------------------------------------------------------------------------------
                                                         (267,017)         (13,086,003)          (1,793,273)         (12,770,331)
 IN EXCESS OF NET REALIZED GAIN
 ON INVESTMENTS
  ADVISOR CLASS                                                --             (110,134)                  --                   --
  INVESTOR CLASS                                               --              (14,257)                  --                   --
                                                   -------------------------------------------------------------------------------
                                                               --             (124,391)                  --                   --
----------------------------------------------------------------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                         (267,017)         (13,210,394)          (2,898,093)         (14,040,110)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                           80,002,926          241,899,882           35,645,424           96,691,710
 REINVESTMENT OF DISTRIBUTIONS                            178,472            9,531,779            1,347,686            7,679,620
 COST OF REDEMPTIONS                                  (67,584,418)        (105,016,033)         (25,758,331)         (50,868,882)
----------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE FROM CAPITAL SHARE TRANSACTIONS          12,596,980          146,415,628           11,234,779           53,502,448

 TOTAL INCREASE (DECREASE) IN NET ASSETS               17,835,502          204,192,972           (2,654,957)          47,733,966
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
 BEGINNING OF PERIOD                                  384,069,337          179,876,365          175,449,180          127,715,214
----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                     $  401,904,839       $  384,069,337       $  172,794,223       $  175,449,180
==================================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME               $           --       $           --       $        2,914       $           --

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 46

                       STATEMENTS OF CHANGES IN NET ASSETS
                            JUNE 30, 2000 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------------------
                                                              SMALL TO MID CAP                     INTERNATIONAL EQUITY
                                                   -------------------------------------------------------------------------------
                                                     PERIOD ENDED          YEAR ENDED         PERIOD ENDED          YEAR ENDED
                                                    JUNE 30, 2000        DEC. 31, 1999       JUNE 30, 2000        DEC. 31, 1999
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME (LOSS)                      $   (1,203,928)      $   (2,011,061)      $      920,850       $       77,000
 NET REALIZED GAIN ON INVESTMENTS AND
  FOREIGN CURRENCY                                     34,790,361           83,802,315           11,909,765           58,769,821
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS AND
  FOREIGN CURRENCY                                    (46,559,728)          25,104,037          (43,896,040)          32,543,462
----------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS              (12,973,295)         106,895,291          (31,065,425)          91,390,283

DISTRIBUTIONS:
 FROM NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                       (39,033,708)         (38,517,171)         (16,480,076)         (35,386,773)
  INVESTOR CLASS                                       (3,320,100)          (3,955,314)          (2,513,014)          (5,533,026)
                                                   -------------------------------------------------------------------------------
                                                      (42,353,808)         (42,472,485)         (18,993,090)         (40,919,799)
----------------------------------------------------------------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                      (42,353,808)         (42,472,485)         (18,993,090)         (40,919,799)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                          237,576,379          444,260,319          178,676,999          223,464,726
 REINVESTMENT OF DISTRIBUTIONS                         21,899,558           22,982,051           10,538,694           21,770,610
 COST OF REDEMPTIONS                                 (219,842,287)        (316,761,064)        (158,237,099)        (188,543,431)
----------------------------------------------------------------------------------------------------------------------------------
 NET INCREASE FROM CAPITAL SHARE TRANSACTIONS          39,633,650          150,481,306           30,978,594           56,691,905

 TOTAL INCREASE (DECREASE) IN NET ASSETS              (15,693,453)         214,904,112          (19,079,921)         107,162,389
----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
 BEGINNING OF PERIOD                                  495,063,303          280,159,191          275,516,307          168,353,918
----------------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                     $  479,369,850       $  495,063,303       $  256,436,386       $  275,516,307
==================================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME               $           --       $           --       $      920,850       $           --

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 47

                       STATEMENTS OF CHANGES IN NET ASSETS
                            JUNE 30, 2000 (UNAUDITED)

--------------------------------------------------------------------------------------------------------
                                             HIGH YIELD BOND(1)         INTERMEDIATE FIXED-INCOME
                                            ------------------------------------------------------------
                                                PERIOD ENDED         PERIOD ENDED          YEAR ENDED
                                               JUNE 30, 2000        JUNE 30, 2000        DEC. 31, 1999
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                        $      223,858       $    2,190,682       $    3,616,205
 NET REALIZED GAIN (LOSS) ON INVESTMENTS                  --           (1,095,615)          (1,131,230)
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                     (166,099)             520,549           (4,734,021)
--------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM OPERATIONS              57,759            1,615,616           (2,249,046)

DISTRIBUTIONS:
 FROM NET INVESTMENT INCOME
  ADVISOR CLASS                                      (94,366)          (1,865,729)          (3,061,711)
  INVESTOR CLASS                                    (129,479)            (324,581)            (558,053)
                                            ------------------------------------------------------------
                                                    (223,845)          (2,190,310)          (3,619,764)
 FROM NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                           --                   --             (207,907)
  INVESTOR CLASS                                          --                   --              (39,824)
                                            ------------------------------------------------------------
                                                          --                   --             (247,731)
--------------------------------------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                    (223,845)          (2,190,310)          (3,867,495)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                      20,864,939           13,907,973           37,321,032
 REINVESTMENT OF DISTRIBUTIONS                        38,394              534,321            1,134,879
 COST OF REDEMPTIONS                                (277,407)         (16,786,182)         (22,172,673)
--------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM
  CAPITAL SHARE TRANSACTIONS                      20,625,926           (2,343,888)          16,283,238

 TOTAL INCREASE (DECREASE) IN NET ASSETS          20,459,840           (2,918,582)          10,166,697
--------------------------------------------------------------------------------------------------------

NET ASSETS:
 BEGINNING OF PERIOD                                      --           67,801,974           57,635,277
--------------------------------------------------------------------------------------------------------
 END OF PERIOD                                $   20,459,840       $   64,883,392       $   67,801,974
========================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME          $           13       $          372       $           --


(1) For the period of May 1, 2000 (commencement of operations) through June 30, 2000.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 48

                       STATEMENTS OF CHANGES IN NET ASSETS
                            JUNE 30, 2000 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
                                                 SHORT-INTERMEDIATE FIXED-INCOME                 MORTGAGE SECURITIES
                                             ---------------------------------------------------------------------------------
                                                PERIOD ENDED         YEAR ENDED          PERIOD ENDED           YEAR ENDED
                                               JUNE 30, 2000       DEC. 31, 1999        JUNE 30, 2000         DEC. 31, 1999
-----------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                        $    1,782,765       $    2,887,038       $    4,592,576       $    9,359,618
 NET REALIZED GAIN (LOSS) ON INVESTMENTS
  AND FUTURES                                       (416,104)            (213,994)          (1,172,398)          (1,620,882)
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                      (83,362)          (1,990,052)           1,712,829           (5,938,309)
-----------------------------------------------------------------------------------------------------------------------------
 NET INCREASE RESULTING FROM OPERATIONS            1,283,299              682,992            5,133,007            1,800,427

DISTRIBUTIONS:
 FROM NET INVESTMENT INCOME
  ADVISOR CLASS                                   (1,541,480)          (2,556,610)          (3,850,402)          (8,213,968)
  INVESTOR CLASS                                    (241,447)            (349,042)            (743,453)          (1,259,772)
                                             ---------------------------------------------------------------------------------
                                                  (1,782,927)          (2,905,652)          (4,593,855)          (9,473,740)
 FROM NET REALIZED GAIN ON INVESTMENTS
  ADVISOR CLASS                                           --              (40,343)                  --             (337,227)
  INVESTOR CLASS                                          --               (5,575)                  --              (46,868)
                                             ---------------------------------------------------------------------------------
                                                          --              (45,918)                  --             (384,095)
-----------------------------------------------------------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                  (1,782,927)          (2,951,570)          (4,593,855)          (9,857,835)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                      11,046,015           26,019,953           17,487,787           64,170,211
 REINVESTMENT OF DISTRIBUTIONS                       278,237              497,165              701,006            1,860,720
 COST OF REDEMPTIONS                             (10,752,790)         (12,318,689)         (32,637,430)         (50,021,841)
-----------------------------------------------------------------------------------------------------------------------------
 NET INCREASE (DECREASE) FROM
  CAPITAL SHARE TRANSACTIONS                         571,462           14,198,429          (14,448,637)          16,009,090

 TOTAL INCREASE (DECREASE) IN NET ASSETS              71,834           11,929,851          (13,909,485)           7,951,682
-----------------------------------------------------------------------------------------------------------------------------

NET ASSETS:
 BEGINNING OF PERIOD                              60,638,714           48,708,863          154,108,687          146,157,005
-----------------------------------------------------------------------------------------------------------------------------
 END OF PERIOD                                $   60,710,548       $   60,638,714       $  140,199,202       $  154,108,687
=============================================================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME          $           --       $          150       $           --       $           --

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 49

                       STATEMENTS OF CHANGES IN NET ASSETS
                            JUNE 30, 2000 (UNAUDITED)

---------------------------------------------------------------------------------------
                                                          U.S. GOVERNMENT MONEY
                                                  -------------------------------------
                                                    PERIOD ENDED          YEAR ENDED
                                                   JUNE 30, 2000        DEC. 31, 1999
---------------------------------------------------------------------------------------
INCREASE IN NET ASSETS:

FROM OPERATIONS:
 NET INVESTMENT INCOME                             $   10,912,547      $   13,420,790
 NET REALIZED GAIN ON INVESTMENTS                              --                  --
 CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION) OF INVESTMENTS                                --                  --
---------------------------------------------------------------------------------------
 NET INCREASE RESULTING FROM OPERATIONS                10,912,547          13,420,790

DISTRIBUTIONS:
 FROM NET INVESTMENT INCOME
  ADVISOR CLASS                                       (10,714,397)        (13,164,547)
  INVESTOR CLASS                                         (198,802)           (256,889)
                                                  -------------------------------------
                                                      (10,913,199)        (13,421,436)
---------------------------------------------------------------------------------------
 NET DECREASE FROM DISTRIBUTIONS                      (10,913,199)        (13,421,436)

CAPITAL SHARE TRANSACTIONS (Note 4):
 PROCEEDS FROM SUBSCRIPTIONS                          476,969,729         728,508,500
 REINVESTMENT OF DISTRIBUTIONS                            473,528             359,219
 COST OF REDEMPTIONS                                 (413,203,524)       (498,433,133)
---------------------------------------------------------------------------------------
 NET INCREASE FROM CAPITAL SHARE TRANSACTIONS          64,239,733         230,434,586

 TOTAL INCREASE IN NET ASSETS                          64,239,081         230,433,940
---------------------------------------------------------------------------------------

NET ASSETS:
 BEGINNING OF PERIOD                                  388,653,086         158,219,146
---------------------------------------------------------------------------------------
 END OF PERIOD                                     $  452,892,167      $  388,653,086
=======================================================================================

 UNDISTRIBUTED NET INVESTMENT INCOME               $           --      $           --

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                  accessor 50

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000

--------------------------------------------------------------------------------
1. ORGANIZATION

     Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company consisting of nine diversified investment funds: Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund (the "Bond Funds"), and U.S. Government Money Fund (the "Money Fund") (individually, a "Fund", collectively, the "Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund offers two classes of shares, Advisor Class Shares and Investor Class Shares. Both classes of shares have identical rights and privileges except with respect to expenses specific to each class, and voting rights on matters affecting a single class, including distribution, shareholder service and administrative service arrangements.

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds.

*    SECURITY VALUATION

Equity securities listed and traded principally on a national securities exchange are valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Domestic over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. International securities traded over-the-counter are valued on the basis of the mean of bid prices. Futures contracts are valued on the basis of the last sales price.
     Fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are valued on the basis of quotations obtained from dealers or pricing services with consideration of such factors as institutional-sized trading in similar groups of securities, quality, yield, coupon rate, maturity, type of issue, trading characteristics and other market data.
     Investments in the Money Fund and short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.
     An investments for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Directors.

*    SECURITY TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes as required by Federal income tax regulations. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

*    FOREIGN CURRENCY TRANSACTIONS

The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are payable in a foreign currency. For these Funds, investment securities, other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the exchange rate on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the rate on the dates of the transactions.
     Reported net realized foreign exchange gains or losses arise from sales of securities denominated in foreign currencies, purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the amount of expenses recorded on each of the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, including investments in securities, resulting from changes in the exchange rates.
     The Funds (other than the Money Fund) report certain foreign currency-related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes. The Funds isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuation arising from changes in market prices of equity securities.


                                  accessor 51

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000

--------------------------------------------------------------------------------

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

*    OFF-BALANCE SHEET RISK

The Funds may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.
     The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

*    FUTURES CONTRACTS

The Funds (other than the Money Fund) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts.

*    FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

*    OPTIONS TRANSACTIONS

The Funds (other than the Money Fund) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The Equity Funds may utilize options to equitize liquidity reserve balances.
     When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.
     When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is accessor 52

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000

--------------------------------------------------------------------------------

realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.
     The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by a Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation.

*    REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements (agreements to purchase securities of the U.S. Government, its agencies or instrumentalities, subject to the seller's agreement to repurchase them at a specified time and price) with well-established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

*    DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income are declared daily and paid monthly for the Money Fund; declared and paid monthly for the Bond Funds; declared and paid quarterly for the Equity Funds; declared and paid annually for the International Fund. Distributions of net realized gains, if any, will be declared and paid at least annually for all Funds. Distributions to shareholders are recorded on the ex-dividend date.
     Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

*    FEDERAL INCOME TAXES

It is each Fund's intention to comply with the requirements of the Internal Revenue Code (the "Code") to qualify as a regulated investment company and distribute all of its taxable income and realized gains, if any, to shareholders. In addition, by distributing all of its taxable income and realized gains to shareholders, the Funds will not be subject to a Federal excise tax. Accordingly, no provision for Federal income taxes is required in the financial statements.
     Each Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amount of net investment income and net realized gains or losses reported in these financial statements may differ from that reported in each Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying financial statements. Net investment losses, for tax purposes, are reclassified to paid-in capital.

*    FORWARD COMMITMENTS

The Funds may contract to purchase securities for a fixed price at a future date beyond the customary settlement period (i.e. "when issued," "delayed delivery," "forward commitment" or "TBA") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.
     The Funds may enter into TBA sale commitments to hedge their Fund positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.
     Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security Valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price accessor 53

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000

--------------------------------------------------------------------------------

established at the date the commitment was entered into.

*    OTHER

Shared expenses incurred by Accessor Funds are allocated among the Funds based on each Fund's ratio of relative net assets to the combined net assets. Specifically identified direct expenses are charged to each Fund as incurred to the extent practicable. Investment income, realized and unrealized gains and losses and Fund expenses not specific to any class of shares are prorated among the classes based upon the relative net assets of each class. Certain specifically identified direct expenses of each class are charged to that class as incurred.

*    ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

*    RESTRICTED SECURITIES

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may however, involve time-consuming negotiations, expense, and in some cases registration and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at June 30, 2000 is detailed in the Schedules of Investments, as applicable.

*    COMMISSION RECAPTURE

Certain Funds directed portfolio trades to brokers who reimburse the applicable Funds a portion of the commissions paid on such transactions. These amounts have been reflected as commission recapture in the Statement of Operations.

--------------------------------------------------------------------------------
3. RELATED PARTY TRANSACTIONS

*    MANAGER

Accessor Funds has a management agreement with Accessor Capital Management LP ("Accessor Capital"). Pursuant to this agreement, Accessor Capital operates and administers the provision of all general management, investment advisory and Fund management services. Accessor Capital also manages the U.S. Government Money Fund. Fees paid to Accessor Capital are computed monthly based on the following annualized rates calculated on the average daily net assets of each Fund.

     ---------------------------------------------------------------------------
     FUND                                  ANNUAL MANAGEMENT FEE
     ---------------------------------------------------------------------------
     GROWTH                                        0.45%
     VALUE                                         0.45
     SMALL TO MID CAP                              0.60
     INTERNATIONAL EQUITY                          0.55
     HIGH YIELD BOND                               0.36
     INTERMEDIATE FIXED-INCOME                     0.36
     SHORT-INTERMEDIATE FIXED-INCOME               0.36
     MORTGAGE SECURITIES                           0.36
     U.S. GOVERNMENT MONEY                         0.25
     ===========================================================================

*    MONEY MANAGERS

Each Fund's assets (other than the U.S. Government Money Fund) are invested by an investment management organization (individually, a "Money Manager"; collectively, the "Money Managers"), researched and recommended by Accessor Capital. For the first five complete calendar quarters of management by its Money Manager, each Fund will pay its respective Money Manager on a quarterly basis an annual fee based on the average daily net assets of the Fund managed by such Money Manager. This fee has two components, the Basic Fee and the Fund Management Fee. Commencing with the sixth calendar quarter of management for each Fund (other than the Small to Mid Cap Fund), the Money Manager fee consists of two components, the Basic Fee and the Performance Fee. The Money Manager of the Small to Mid Cap Fund receives only a Performance Fee.


                                  accessor 54

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000

--------------------------------------------------------------------------------

     The Performance Fee component is adjusted each quarter based on the annualized investment performance of each Money Manager relative to the annualized investment performance of the following benchmark indices, which may be changed only with the approval of Accessor Funds' Board of Directors:

     ------------------------------------------------------------------------------------------
     FUND                               INDEX
     ------------------------------------------------------------------------------------------
     GROWTH                             S&P 500/BARRA Growth Index
     VALUE                              S&P 500/BARRA Value Index
     SMALL TO MID CAP                   Wilshire 4500 Index
     INTERNATIONAL EQUITY               Morgan Stanley Capital International EAFE(R)+ EMF Index
     HIGH YIELD BOND                    Lehman Brothers U.S. Corporate High Yield Index
     INTERMEDIATE FIXED-INCOME          Lehman Brothers Government/Credit Index
     SHORT-INTERMEDIATE FIXED-INCOME    Lehman Brothers Government/Credit 1-5 Year Index
     MORTGAGE SECURITIES                Lehman Brothers Mortgage-Backed Securities Index
     ==========================================================================================

     For the six months ended June 30, 2000, the following Basic Fees, Fund Management Fees and Performance Fees were calculated based on the average daily net assets of the Funds:

     ---------------------------------------------------------------------------
                                                  FUND
                                      BASIC    MANAGEMENT   PERFORMANCE   TOTAL
     FUND                 QUARTER      FEE         FEE          FEE        FEE
     ---------------------------------------------------------------------------

     GROWTH*              FIRST       0.10%         -          0.15%      0.25%
                          SECOND      0.10%       0.10%          -        0.20%

     VALUE                FIRST       0.10%         -          0.10%      0.20%
                          SECOND      0.10%         -          0.00%      0.10%

     SMALL TO MID CAP**   FIRST         -           -          0.42%      0.42%
                          SECOND        -           -          0.42%      0.42%

     INTERNATIONAL        FIRST       0.14%         -          0.40%      0.54%
     EQUITY***            SECOND      0.15%         -          0.40%      0.55%

     HIGH YIELD           FIRST         -           -            -            -
     BOND****             SECOND      0.08%       0.07%          -        0.15%

     INTERMEDIATE         FIRST       0.02%         -          0.00%      0.02%
     FIXED-INCOME         SECOND      0.02%         -          0.00%      0.02%

     SHORT-               FIRST       0.02%         -          0.00%      0.02%
     INTERMEDIATE         SECOND      0.02%         -          0.00%      0.02%
     FIXED-INCOME

     MORTGAGE             FIRST       0.07%         -          0.16%      0.23%
     SECURITIES           SECOND      0.07%         -          0.16%      0.23%
     ---------------------------------------------------------------------------

     *The Growth Fund changed Money Managers on March 15, 2000. From March 16, 2000, the new Money Manager received the Basic Fee of 0.10% and the Fund Management Fee of 0.10%.
     **Effective July 1, 1998, the Basic Fee component was removed from the Small to Mid Cap Fund's Money Manager agreement.
     ***Effective September 1, 1999, the International Equity Fund's Money Manager agreement was amended to limit the potential amount that could be earned under the Basic Fee component to $400,000 on an annual basis. ****The High Yield Bond Fund began its operations on May 1, 2000.
     ===========================================================================


                                  accessor 55

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000

--------------------------------------------------------------------------------

*    DISTRIBUTION AND SERVICE PLAN

Accessor Funds has adopted a Distribution and Service Plan under Rule 12b-1 of the Investment Company Act of 1940 with respect to the Investor Class Shares of each Fund to compensate third party intermediaries or other service organizations each month for providing distribution and non-distribution-related services to certain shareholders of Accessor Funds. Under the terms of this plan, Accessor Funds will pay third party selling and distribution agents responsible for sales and promotional efforts including printing of prospectuses and reports used for sales purposes. Accessor Funds will also pay third party service organizations for providing non-distribution related services such as account maintenance services.
     The maximum amount payable to service organizations under the Distribution Plan and Shareholder Service Plan, in aggregate, may not exceed on an annual basis 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares.

*    ADMINISTRATIVE SERVICES PLAN

Accessor Funds has adopted an Administrative Services Plan with respect to the Investor Class Shares of each Fund to reimburse third party service organizations who provide administrative and support services. The maximum amount payable to service organizations under the Administrative Services Plan for these expenses on an annual basis is 0.25% of the average daily net assets of each Fund attributable to Investor Class Shares, provided, however, that no Fund shall directly or indirectly pay any distribution related amounts that will be allocated under Accessor Funds' Distribution and Service Plan.

*    TRANSFER AGENT AND ADMINISTRATION

Accessor Funds has a Transfer Agency and Administrative Agreement with Accessor Capital. Pursuant to this agreement, Accessor Capital acts as transfer agent and administrator to Accessor Funds, performing all transfer agent and certain compliance services. The fees are computed as a percentage of the average daily net assets, per Fund.

--------------------------------------------------------------------------------
4. SHARES OF STOCK

     Accessor Funds, incorporated in Maryland on June 10, 1991, is authorized to issue 9 billion shares of Common Stock, $.001 par value. Transactions in shares of the Funds were as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS                       INVESTOR CLASS
                                                    -------------------------------------------------------------------
 FUND                                                   SHARES           AMOUNT              SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
 GROWTH

SIX MONTHS ENDED JUNE 30, 2000
 SHARES SUBSCRIBED                                     2,024,316     $  69,234,555           314,997     $  10,768,371
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            4,164           147,915               866            30,557
 SHARES REDEEMED                                      (1,882,287)      (64,182,751)          (99,862)       (3,401,667)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                                 146,193     $   5,199,719           216,001     $   7,397,261

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                     7,086,374     $ 219,531,756           722,667     $  22,368,126
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          235,632         8,143,904            40,391         1,387,875
 SHARES REDEEMED                                      (3,103,729)      (97,301,224)         (251,571)       (7,714,809)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                               4,218,277     $ 130,374,436           511,487     $  16,041,192

-----------------------------------------------------------------------------------------------------------------------
 VALUE

SIX MONTHS ENDED JUNE 30, 2000
 SHARES SUBSCRIBED                                     1,415,054     $  28,058,568           381,893     $   7,586,856
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           58,363         1,124,184            11,658           223,502
 SHARES REDEEMED                                      (1,079,753)      (21,404,481)         (217,301)       (4,353,850)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                                 393,664     $   7,778,271           176,250     $   3,456,508

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                     3,461,012     $  77,352,172           861,228     $  19,339,538
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          312,729         6,448,703            59,907         1,230,917
 SHARES REDEEMED                                      (2,019,934)      (44,998,350)         (269,545)       (5,870,532)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                               1,753,807     $  38,802,525           651,590     $  14,699,923

-----------------------------------------------------------------------------------------------------------------------


                                   accessor 56

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000

-----------------------------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS                       INVESTOR CLASS
                                                    -------------------------------------------------------------------
 FUND                                                   SHARES           AMOUNT              SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
 SMALL TO MID CAP

SIX MONTHS ENDED JUNE 30, 2000
 SHARES SUBSCRIBED                                     8,350,834     $ 226,015,208           428,825     $  11,561,171
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          791,050        19,325,020           106,783         2,574,538
 SHARES REDEEMED                                      (7,419,313)     (200,549,154)         (707,643)      (19,293,133)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                               1,722,571     $  44,791,074          (172,035)    $  (5,157,424)

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                    17,138,769     $ 421,036,567           936,522     $  23,223,752
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          732,070        19,780,216           119,392         3,201,835
 SHARES REDEEMED                                     (12,609,616)     (313,278,030)         (136,402)       (3,483,034)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                               5,261,223     $ 127,538,753           919,512     $  22,942,553

-----------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL EQUITY

SIX MONTHS ENDED JUNE 30, 2000
 SHARES SUBSCRIBED                                     8,688,381     $ 173,131,671           264,497     $   5,545,328
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          455,603         8,109,440           138,183         2,429,254
 SHARES REDEEMED                                      (7,682,712)     (153,279,576)         (250,258)       (4,957,523)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                               1,461,272     $  27,961,535           152,422     $   3,017,059

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                    11,071,905     $ 209,851,318           724,316     $  13,613,408
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          776,169        16,468,480           251,613         5,302,130
 SHARES REDEEMED                                      (9,683,714)     (183,248,942)         (289,322)       (5,294,489)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                               2,164,360     $  43,070,856           686,607     $  13,621,049

-----------------------------------------------------------------------------------------------------------------------
 HIGH YIELD BOND

PERIOD FROM MAY 1, 2000 TO JUNE 30, 2000
 SHARES SUBSCRIBED                                       748,238     $   8,907,560           997,479     $  11,957,379
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS            1,542            18,231             1,706            20,163
 SHARES REDEEMED                                          (5,498)          (65,418)          (17,876)         (211,989)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                                 744,282     $   8,860,373           981,309     $  11,765,553







-----------------------------------------------------------------------------------------------------------------------
 INTERMEDIATE FIXED-INCOME

SIX MONTHS ENDED JUNE 30, 2000
 SHARES SUBSCRIBED                                     1,077,014     $  12,067,842           162,693     $   1,820,131
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           36,148           424,384            11,609           129,937
 SHARES REDEEMED                                      (1,220,144)      (13,678,017)         (280,802)       (3,108,165)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                                (106,982)    $  (1,185,791)         (106,500)    $  (1,158,097)

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                     2,722,973     $  32,286,179           423,309     $   5,034,853
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           74,623           875,304            22,179           259,575
 SHARES REDEEMED                                      (1,653,954)      (19,644,353)         (214,224)       (2,528,320)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                               1,143,642     $  13,517,130           231,264     $   2,766,108

-----------------------------------------------------------------------------------------------------------------------


                                   accessor 57

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000

-----------------------------------------------------------------------------------------------------------------------
                                                             ADVISOR CLASS                       INVESTOR CLASS
                                                    -------------------------------------------------------------------
 FUND                                                   SHARES           AMOUNT              SHARES          AMOUNT
-----------------------------------------------------------------------------------------------------------------------
 SHORT-INTERMEDIATE FIXED-INCOME

SIX MONTHS ENDED JUNE 30, 2000
 SHARES SUBSCRIBED                                       652,835     $   7,658,960           289,868     $   3,387,055
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           19,914           232,545             3,913            45,692
 SHARES REDEEMED                                        (537,232)       (6,297,920)         (380,417)       (4,454,870)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                                 135,517     $   1,593,585           (86,636)    $  (1,022,123)

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                     1,702,023     $  20,592,469           452,771     $   5,427,484
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           37,641           452,897             3,689            44,268
 SHARES REDEEMED                                        (941,208)      (11,333,032)          (81,776)         (985,657)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                                 798,456     $   9,712,334           374,684     $   4,486,095

-----------------------------------------------------------------------------------------------------------------------
 MORTGAGE SECURITIES

SIX MONTHS ENDED JUNE 30, 2000
 SHARES SUBSCRIBED                                     1,078,345     $  12,881,780           385,819     $   4,606,007
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS           48,344           576,221            10,466           124,785
 SHARES REDEEMED                                      (1,643,745)      (19,626,761)       (1,092,015)      (13,010,669)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                                (517,056)    $  (6,168,760)         (695,730)    $  (8,279,877)

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                     4,242,191     $  52,530,916           944,333     $  11,639,295
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          135,564         1,661,787            16,335           198,933
 SHARES REDEEMED                                      (3,983,686)      (48,752,849)         (103,766)       (1,268,992)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                                 394,069     $   5,439,854           856,902     $  10,569,236

-----------------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT MONEY

SIX MONTHS ENDED JUNE 30, 2000
 SHARES SUBSCRIBED                                   470,570,482     $ 470,570,482         6,399,247     $   6,399,247
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          437,096           437,096            36,432            36,432
 SHARES REDEEMED                                    (406,761,798)     (406,761,798)       (6,441,726)       (6,441,726)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                              64,245,780     $  64,245,780            (6,047)    $      (6,047)

YEAR ENDED DECEMBER 31, 1999
 SHARES SUBSCRIBED                                   719,802,962     $ 719,802,961         9,007,594     $   9,007,592
 SHARES ISSUED ON REINVESTMENT OF DISTRIBUTIONS          349,079           349,079            10,139            10,139
 SHARES REDEEMED                                    (492,679,826)     (492,679,826)       (6,055,361)       (6,055,361)
                                                   -------------     -------------     -------------     -------------
 NET INCREASE (DECREASE)                             227,472,215     $ 227,472,214         2,962,372     $   2,962,370

-----------------------------------------------------------------------------------------------------------------------


                                   accessor 58

                          NOTES TO FINANCIAL STATEMENTS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000

--------------------------------------------------------------------------------
5. SECURITIES TRANSACTIONS

     During the six months ended June 30, 2000, purchases and sales of investments, other than short-term investments and government securities aggregated, were as follows:

     ---------------------------------------------------------------------------
     FUND                                     PURCHASES                SALES
     ---------------------------------------------------------------------------

     GROWTH                               $  234,307,672         $  209,596,942
     VALUE                                   130,321,966            119,093,540
     SMALL TO MID CAP                        362,571,084            357,920,374
     INTERNATIONAL EQUITY                    256,369,234            242,674,107
     HIGH YIELD BOND*                         18,082,500                      0
     INTERMEDIATE FIXED-INCOME                 5,562,476             10,036,123
     SHORT-INTERMEDIATE FIXED-INCOME          11,819,308              8,877,467
     MORTGAGE SECURITIES                      18,038,248             24,533,262
     ---------------------------------------------------------------------------
     *Period from May 1, 2000 to June 30, 2000.
     ===========================================================================

     During the six months ended June 30, 2000, purchases and sales of long-term U.S. Government Securities, were as follows:

     ---------------------------------------------------------------------------
     FUND                                     PURCHASES                SALES
     ---------------------------------------------------------------------------
     INTERMEDIATE FIXED-INCOME            $    7,842,073         $    6,605,616
     SHORT-INTERMEDIATE FIXED-INCOME           3,360,488              6,256,437
     MORTGAGE SECURITIES                     203,714,568            210,199,295
     ===========================================================================


                                   accessor 59

                                  GROWTH FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                        2000(1)         1999         1998          1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  35.08       $  28.88     $  21.57      $  19.51     $  17.99     $  14.37

 NET INVESTMENT INCOME (LOSS)                  (0.04)         (0.06)        0.04          0.13         0.19         0.15
 NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                                0.53           7.51         9.91          6.31         3.35         4.76
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                0.49           7.45         9.95          6.44         3.54         4.91
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       0.00           0.00        (0.03)        (0.13)       (0.19)       (0.15)
 DISTRIBUTIONS FROM CAPITAL GAINS              (0.02)         (1.24)       (2.61)        (4.25)       (1.83)       (1.14)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS       0.00          (0.01)        0.00          0.00         0.00         0.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (0.02)         (1.25)       (2.64)        (4.38)       (2.02)       (1.29)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $  35.55       $  35.08     $  28.88      $  21.57     $  19.51     $  17.99
=========================================================================================================================
TOTAL RETURN(2)                                 1.41%         25.87%       46.65%        33.24%       19.83%       34.32%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $349,353       $339,590     $157,799      $ 87,907     $ 60,586     $ 48,532
 RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.87%*         0.97%        0.92%         0.93%        1.13%        1.26%
 RATIO OF NET INVESTMENT INCOME (LOSS)
  TO AVERAGE NET ASSETS                        (0.25)%*       (0.21)%       0.16%         0.56%        0.97%        0.97%
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        54.58%         96.55%      112.42%       131.75%       81.79%       99.73%

=========================================================================================================================
 INVESTOR CLASS SHARES(3)                    2000(1)         1999         1998
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD        $  34.82       $  28.82     $  26.38

 NET INVESTMENT LOSS                           (0.13)         (0.16)       (0.05)
 NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                                0.52           7.41         4.52
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                0.39           7.25         4.47
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       0.00           0.00         0.00
 DISTRIBUTIONS FROM CAPITAL GAINS              (0.02)         (1.24)       (2.03)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS       0.00          (0.01)        0.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (0.02)         (1.25)       (2.03)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $  35.19       $  34.82     $  28.82
=========================================================================================================================
TOTAL RETURN(2)                                 1.13%         25.23%       16.96%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $ 52,552       $ 44,479     $ 22,077
 RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.37%*         1.47%        1.41%*
 RATIO OF NET INVESTMENT LOSS TO AVERAGE
  NET ASSETS                                   (0.75)%*       (0.71)%      (0.40)%*
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        54.58%         96.55%      112.42%


(1) For the six months ended on June 30, 2000 (unaudited).
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on July 1, 1998.
 *  Annualized

    PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 60

                                   VALUE FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------
 ADVISOR CLASS SHARES                        2000(1)         1999         1998          1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  20.70       $  21.04     $  20.88      $  17.75     $  15.91     $  13.01

 NET INVESTMENT INCOME                          0.13           0.18         0.24          0.26         0.24         0.33
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                        (1.40)          1.25         2.45          5.54         3.51         3.96
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               (1.27)          1.43         2.69          5.80         3.75         4.29
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME      (0.13)         (0.18)       (0.24)        (0.26)       (0.24)       (0.33)
 DISTRIBUTIONS FROM CAPITAL GAINS              (0.20)         (1.59)       (2.12)        (2.41)       (1.67)       (1.06)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS       0.00           0.00        (0.17)         0.00         0.00         0.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (0.33)         (1.77)       (2.53)        (2.67)       (1.91)       (1.39)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $  19.10       $  20.70     $  21.04      $  20.88     $  17.75     $  15.91
=========================================================================================================================
TOTAL RETURN(2)                                (6.14)%         6.87%       12.89%        32.94%       23.94%       33.25%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $145,189       $149,183     $114,728      $ 81,127     $ 36,367     $ 24,915
 RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.81%*         0.97%        1.03%         1.05%        1.21%        1.40%
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                         1.33%*         0.86%        1.06%         1.32%        1.43%        2.18%
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        69.57%        167.70%      104.85%        68.14%       93.54%      100.88%

=========================================================================================================================
 INVESTOR CLASS SHARES(3)                    2000(1)         1999         1998
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD        $  20.70       $  21.04     $  23.41

 NET INVESTMENT INCOME                          0.08           0.07         0.05
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                        (1.40)          1.25        (0.31)
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               (1.32)          1.32        (0.26)
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME      (0.08)         (0.07)       (0.06)
 DISTRIBUTIONS FROM CAPITAL GAINS              (0.20)         (1.59)       (1.90)
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS       0.00           0.00        (0.15)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (0.28)         (1.66)       (2.11)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $  19.10       $  20.70     $  21.04
=========================================================================================================================
TOTAL RETURN(2)                                (6.38)%         6.35%       (1.09)%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $ 27,605       $ 26,267     $ 12,987
 RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.31%*         1.47%        1.55%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                         0.83%*         0.36%        0.44%*
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        69.57%        167.70%      104.85%


(1) For the six months ended on June 30, 2000 (unaudited).
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on July 1, 1998.
 *  Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 61

                              SMALL TO MID CAP FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                         2000(1)         1999         1998          1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  27.39       $  23.53     $  21.82      $  18.82     $  17.60     $  14.08

 NET INVESTMENT INCOME (LOSS)                  (0.06)         (0.10)       (0.05)         0.00         0.07         0.06
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                        (0.63)          6.46         3.50          6.75         4.22         4.42
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               (0.69)          6.36         3.45          6.75         4.29         4.48
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       0.00           0.00         0.00          0.00        (0.07)       (0.06)
 DISTRIBUTIONS FROM CAPITAL GAINS              (2.27)         (2.50)       (1.74)        (3.73)       (3.00)       (0.90)
 DISTRIBUTION IN EXCESS OF NET
  INVESTMENT INCOME                             0.00           0.00         0.00         (0.02)        0.00         0.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (2.27)         (2.50)       (1.74)        (3.75)       (3.07)       (0.96)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $  24.43       $  27.39     $  23.53      $  21.82     $  18.82     $  17.60
=========================================================================================================================
TOTAL RETURN(2)                                (2.52)%        27.26%       15.98%        36.14%       24.85%       31.98%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $441,446       $447,665     $260,792      $125,221     $ 65,479     $ 49,803
 RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.22%*         1.25%        1.22%         1.15%        1.17%        1.31%
 RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS                 (0.43)%*       (0.47)%      (0.22)%        0.00%        0.37%        0.41%
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        72.96%        133.14%      110.07%       129.98%      113.44%       84.26%

=========================================================================================================================
 INVESTOR CLASS SHARES(3)                    2000(1)         1999         1998
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD        $  27.16       $  23.47     $  24.44

 NET INVESTMENT LOSS                           (0.12)         (0.12)       (0.09)
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                        (0.66)          6.31         0.86
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               (0.78)          6.19         0.77
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME       0.00           0.00         0.00
 DISTRIBUTIONS FROM CAPITAL GAINS              (2.27)         (2.50)       (1.74)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (2.27)         (2.50)       (1.74)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $  24.11       $  27.16     $  23.47
=========================================================================================================================
TOTAL RETURN(2)                                (2.88)%        26.60%        3.32%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $ 37,924       $ 47,398     $ 19,367
 RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.72%*         1.75%        1.77%*
 RATIO OF NET INVESTMENT LOSS
  TO AVERAGE NET ASSETS                        (0.93)%*       (0.97)%      (0.84)%*
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        72.96%        133.14%      110.07%


(1) For the six months ended on June 30, 2000 (unaudited).
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on June 24, 1998.
 *  Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 62

                            INTERNATIONAL EQUITY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

--------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                         2000(1)         1999         1998          1997         1996         1995
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  21.52       $  16.90     $  14.83      $  13.83     $  12.55     $  11.67

 NET INVESTMENT INCOME (LOSS)                   0.07           0.02        (0.03)        (0.02)       (0.06)        0.05
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                        (2.41)          8.17         2.41          1.54         1.80         0.83
--------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               (2.34)          8.19         2.38          1.52         1.74         0.88
--------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM CAPITAL GAINS              (1.38)         (3.57)       (0.31)        (0.50)       (0.44)        0.00
 DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS       0.00           0.00         0.00         (0.02)       (0.02)        0.00
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (1.38)         (3.57)       (0.31)        (0.52)       (0.46)        0.00
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $  17.80       $  21.52     $  16.90      $  14.83     $  13.83     $  12.55
==========================================================================================================================
TOTAL RETURN(2)                               (10.88)%        48.93%       16.07%        10.96%       13.78%        7.63%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $221,899       $236,869     $149,391      $151,441     $ 73,019     $ 39,102

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL FEE WAIVERS             1.38%*         1.37%        1.59%         1.55%        1.52%        1.83%*
 BEFORE ACCESSOR CAPITAL FEE WAIVERS            1.38%*         1.37%        1.59%         1.55%        1.52%        1.93%*

RATIO OF NET INVESTMENT INCOME
(LOSS) TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL FEE WAIVERS             0.73%*         0.04%       (0.24)%       (0.20)%      (0.26)%       0.10%*
 BEFORE ACCESSOR CAPITAL FEE WAIVERS            0.73%*         0.04%       (0.24)%       (0.20)%      (0.26)%       0.00%*
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        92.20%        251.23%      196.37%       196.66%      157.66%       84.85%

==========================================================================================================================
 INVESTOR CLASS SHARES(3)                    2000(1)         1999         1998
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD        $  21.33       $  16.85     $  17.88

 NET INVESTMENT INCOME (LOSS)                   0.02          (0.08)       (0.06)
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                        (2.39)          8.13        (0.66)
--------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               (2.37)          8.05        (0.72)
--------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM CAPITAL GAINS              (1.38)         (3.57)       (0.31)
--------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (1.38)         (3.57)       (0.31)
--------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $  17.58       $  21.33     $  16.85
==========================================================================================================================
TOTAL RETURN(2)                               (11.12)%        48.23%       (4.01)%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $ 34,538       $ 38,647     $ 18,963
 RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.88%*         1.87%        2.05%*
 RATIO OF NET INVESTMENT INCOME
  (LOSS) TO AVERAGE NET ASSETS                  0.23%*        (0.46)%      (0.68)%*
--------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        92.20%        251.23%      196.37%


(1) For the six months ended on June 30, 2000 (unaudited).
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on July 6, 1998.
 *  Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 63

                              HIGH YIELD BOND FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                         2000(1)         1999         1998          1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $ 12.00

 NET INVESTMENT INCOME                         0.14
 NET REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS                         (0.14)
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS               0.00
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME     (0.14)
 DISTRIBUTIONS FROM CAPITAL GAINS              0.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           (0.14)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $ 11.86
=========================================================================================================================
TOTAL RETURN(2)                                0.00%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $ 8,825
 RATIO OF EXPENSES TO AVERAGE NET ASSETS       0.89%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                        8.03%*
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        0.00%

=========================================================================================================================
 INVESTOR CLASS SHARES                       2000(1)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD        $ 12.00

 NET INVESTMENT INCOME                         0.13
 NET REALIZED AND UNREALIZED
  LOSS ON INVESTMENTS                         (0.14)
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS              (0.01)
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME     (0.13)
 DISTRIBUTIONS FROM CAPITAL GAINS              0.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                           (0.13)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $ 11.86
=========================================================================================================================
TOTAL RETURN(2)                               (0.07)%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $11,635
 RATIO OF EXPENSES TO AVERAGE NET ASSETS       1.40%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                        7.11%*
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        0.00%


(1) For the period of May 1, 2000 (commencement of operations) through June 30, 2000 (unaudited).
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
 *  Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 64

                         INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                         2000(1)         1999         1998          1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  11.30       $  12.47     $  12.19      $  11.90     $  12.29     $  11.04

 NET INVESTMENT INCOME                          0.38           0.68         0.67          0.71         0.67         0.71
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                        (0.08)         (1.12)        0.32          0.29        (0.39)        1.25
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                0.30          (0.44)        0.99          1.00         0.28         1.96
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME      (0.38)         (0.68)       (0.67)        (0.71)       (0.67)       (0.71)
 DISTRIBUTIONS FROM CAPITAL GAINS               0.00          (0.05)       (0.04)         0.00         0.00         0.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (0.38)         (0.73)       (0.71)        (0.71)       (0.67)       (0.71)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $  11.22       $  11.30     $  12.47      $  12.19     $  11.90     $  12.29
=========================================================================================================================
TOTAL RETURN(2)                                 2.67%         (3.58)%       8.38%         8.62%        2.56%       18.26%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $ 55,255       $ 56,895     $ 48,489      $ 55,197     $ 52,248     $ 36,878
 RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.64%*         0.68%        0.79%         0.84%        0.88%        0.96%
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                         6.65%*         5.89%        5.46%         5.88%        5.79%        6.07%
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        21.11%         60.40%      113.00%        84.35%       94.69%      187.62%

=========================================================================================================================
 INVESTOR CLASS SHARES(3)                    2000(1)         1999         1998
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD        $  11.30       $  12.47     $  12.29

 NET INVESTMENT INCOME                          0.35           0.63         0.28
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                        (0.08)         (1.12)        0.24
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                0.27          (0.49)        0.52
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME      (0.35)         (0.63)       (0.30)
 DISTRIBUTIONS FROM CAPITAL GAINS               0.00          (0.05)       (0.04)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (0.35)         (0.68)       (0.34)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $  11.22       $  11.30     $  12.47
=========================================================================================================================
TOTAL RETURN(2)                                 2.42%         (4.05)%       4.29%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $  9,629       $ 10,907     $  9,146
 RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.14%*         1.18%        1.27%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                         6.15%*         5.39%        4.75%*
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        21.11%         60.40%      113.00%


(1) For the six months ended on June 30, 2000 (unaudited).
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on July 14, 1998.
 *  Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 65

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                         2000(1)         1999         1998          1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  11.83      $  12.33     $  12.27      $  12.16     $  12.32     $  11.62

 NET INVESTMENT INCOME                          0.35          0.63         0.68          0.64         0.59         0.60
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                        (0.10)        (0.49)        0.14          0.11        (0.16)        0.70
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                0.25          0.14         0.82          0.75         0.43         1.30
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME      (0.35)        (0.63)       (0.63)        (0.64)       (0.59)       (0.60)
 DISTRIBUTIONS FROM CAPITAL GAINS               0.00         (0.01)       (0.13)         0.00         0.00         0.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (0.35)        (0.64)       (0.76)        (0.64)       (0.59)       (0.60)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $  11.73      $  11.83     $  12.33      $  12.27     $  12.16     $  12.32
=========================================================================================================================
TOTAL RETURN(2)                                 2.19%         1.22%        6.87%         6.33%        3.63%       11.42%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $ 51,375      $ 50,200     $ 42,454      $ 40,942     $ 36,701     $ 35,272
 RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.64%*        0.70%        0.82%         0.86%        0.93%        0.94%
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                         5.95%*        5.32%        5.12%         5.20%        4.89%        4.99%
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        27.18%        45.89%       69.64%        53.30%       31.12%       41.93%

=========================================================================================================================
 INVESTOR CLASS SHARES(3)                    2000(1)        1999         1998
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD        $  11.83      $  12.33     $  12.32

 NET INVESTMENT INCOME                          0.33          0.58         0.27
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                        (0.10)        (0.49)        0.17
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                0.23          0.09         0.44
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME      (0.33)        (0.58)       (0.30)
 DISTRIBUTIONS FROM CAPITAL GAINS               0.00         (0.01)       (0.13)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (0.33)        (0.59)       (0.43)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $  11.73      $  11.83     $  12.33
=========================================================================================================================
TOTAL RETURN(2)                                 1.96%         0.70%        3.55%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $  9,335      $ 10,439     $  6,255
 RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.14%*        1.20%        1.31%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                         5.45%*        4.82%        4.57%*
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                        27.18%        45.89%       69.64%


(1) For the six months ended on June 30, 2000 (unaudited).
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on July 14, 1998.
 *  Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 66

                            MORTGAGE SECURITIES FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                         2000(1)         1999         1998          1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $  11.98      $  12.59     $  12.60      $  12.23     $  12.38     $  11.36

 NET INVESTMENT INCOME                          0.37          0.73         0.70          0.72         0.73         0.76
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                         0.06         (0.58)        0.09          0.42        (0.15)        1.02
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                0.43          0.15         0.79          1.14         0.58         1.78
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME      (0.37)        (0.73)       (0.70)        (0.72)       (0.73)       (0.76)
 DISTRIBUTIONS FROM CAPITAL GAINS               0.00         (0.03)       (0.10)        (0.05)        0.00         0.00
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (0.37)        (0.76)       (0.80)        (0.77)       (0.73)       (0.76)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $  12.04      $  11.98     $  12.59      $  12.60     $  12.23     $  12.38
=========================================================================================================================
TOTAL RETURN(2)                                 3.69%         1.19%        6.43%         9.53%        4.95%       16.03%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $121,651      $127,307     $128,788      $109,747     $ 73,862     $ 49,830
 RATIO OF EXPENSES TO AVERAGE NET ASSETS        0.87%*        0.89%        0.88%         0.84%        0.95%        1.03%
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                         6.20%*        5.91%        5.59%         5.93%        6.08%        6.41%
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                       159.89%       273.95%      278.18%       211.66%      356.23%      422.56%

=========================================================================================================================
 INVESTOR CLASS SHARES(3)                    2000(1)        1999         1998
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD        $  11.98      $  12.59     $  12.67

 NET INVESTMENT INCOME                          0.34          0.66         0.31
 NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS                         0.06         (0.58)        0.01
-------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                0.40          0.08         0.32
-------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS FROM NET INVESTMENT INCOME      (0.34)        (0.66)       (0.33)
 DISTRIBUTIONS FROM CAPITAL GAINS               0.00         (0.03)       (0.07)
-------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                            (0.34)        (0.69)       (0.40)
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD              $  12.04      $  11.98     $  12.59
=========================================================================================================================
TOTAL RETURN(2)                                 3.44%         0.69%        2.46%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $ 18,548      $ 26,802     $ 17,369
 RATIO OF EXPENSES TO AVERAGE NET ASSETS        1.37%*        1.39%        1.41%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                         5.70%*        5.41%        5.09%*
-------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                       159.89%       273.95%      278.18%


(1) For the six months ended on June 30, 2000 (unaudited).
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on July 10, 1998.
 *  Annualized

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 67

                           U.S. GOVERNMENT MONEY FUND
                              FINANCIAL HIGHLIGHTS
                  FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

-------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS SHARES                         2000(1)         1999         1998          1997         1996         1995
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $   1.00      $   1.00     $   1.00      $   1.00     $   1.00     $   1.00

 NET INVESTMENT INCOME                          0.03          0.05         0.05          0.05         0.05         0.05
 DISTRIBUTIONS FROM NET INVESTMENT INCOME      (0.03)        (0.05)       (0.05)        (0.05)       (0.05)       (0.05)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   1.00      $   1.00     $   1.00      $   1.00     $   1.00     $   1.00
=========================================================================================================================
TOTAL RETURN(2)                                 2.82%         4.72%        5.00%         5.07%        4.78%        5.33%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $444,865      $380,620     $153,148      $ 50,910     $ 61,672     $ 41,882

RATIO OF EXPENSES TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL FEE WAIVERS             0.45%*        0.48%        0.53%         0.54%        0.59%        0.53%
 BEFORE ACCESSOR CAPITAL FEE WAIVERS            0.45%*        0.48%        0.53%         0.54%        0.59%        0.78%

RATIO OF NET INVESTMENT INCOME
TO AVERAGE NET ASSETS:
 AFTER ACCESSOR CAPITAL FEE WAIVERS             5.55%*        4.66%        4.83%         4.96%        4.73%        5.14%
 BEFORE ACCESSOR CAPITAL FEE WAIVERS            5.55%*        4.66%        4.83%         4.96%        4.73%        4.89%

=========================================================================================================================
 INVESTOR CLASS SHARES(3)                    2000(1)         1999         1998
-------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD        $   1.00      $   1.00     $   1.00

 NET INVESTMENT INCOME                          0.03          0.04         0.02
 DISTRIBUTIONS FROM NET INVESTMENT INCOME      (0.03)        (0.04)       (0.02)
-------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD              $   1.00      $   1.00     $   1.00
=========================================================================================================================
TOTAL RETURN(2)                                 2.56%         4.20%        1.83%

NET ASSETS, END OF PERIOD (IN THOUSANDS)    $  8,027      $  8,034     $  5,071
 RATIO OF EXPENSES TO AVERAGE NET ASSETS:       0.95%*        0.98%        1.03%*
 RATIO OF NET INVESTMENT INCOME
  TO AVERAGE NET ASSETS                         5.05%*        4.16%        4.40%*


(1) For the six months ended on June 30, 2000 (unaudited).
(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.
(3) Class commenced operations on July 29, 1998.
 *  Annualized.

PLEASE SEE "NOTES TO FINANCIAL STATEMENTS" FOR FURTHER INFORMATION.


                                   accessor 68

ACCESSOR FUNDS, INC.

DIRECTORS AND OFFICERS

George G. Cobean, III, Director
Geoffrey C. Cross, Director
J. Anthony Whatley, III, Director, President and Principal Executive Officer Ravindra A. Deo, Treasurer, Vice President, Principal Financial and Accounting
 Officer
Robert J. Harper, Vice President
Christine J. Stansbery, Secretary
Linda V. Whatley, Vice President

INVESTMENT ADVISOR AND ADMINISTRATOR

Accessor Capital Management LP
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101

CUSTODIAN

The Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, Ohio 45263

TRANSFER AGENT

Accessor Capital Management
P.O. Box 1748
Seattle, Washington 98111

LEGAL COUNSEL

Kirkpatrick & Lockhart LLP
One International Place
13th Floor
Boston, Massachusetts 02110

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


This report, including the financial statements herein, is transmitted to the shareholders of Accessor Funds, Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of share of Accessor Funds, Inc., or any securities mentioned in this report.

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